Table of Contents

USAA Family of Funds                        1
Message from the President                  2
Investment Review:
  Long-Term Fund                            4
  Intermediate-Term Fund                    9
  Short-Term Fund                          14
  Tax Exempt Money Market Fund             18

Financial Information:
  Independent Auditor's Report             21
  Statements of Assets and Liabilities     22
  Portfolios of Investments in Securities:
    Long-Term Fund                         25
    Intermediate-Term Fund                 32
    Short-Term Fund                        46
    Tax Exempt Money Market Fund           55
  Notes to Portfolios of Investments       68
  Statements of Operations                 69
  Statements of Changes in Net Assets      70
  Notes to Financial Statements            72


Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the funds.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (copyright)1997, USAA. All rights reserved.


USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of March 31, 1997.



                                                              Average Annual Total Return(%)*
           Investment                   Inception                                                Since
            Objective                     Date         1 yr         5 yrs        10 yrs        Inception
  Capital Appreciation
========================================================================================================
  Aggressive Growth                     10/19/81       -5.70        11.02          8.98           -
  Emerging Markets(1)                    11/7/94       12.86         -             -              8.14
  Gold(1)                                8/15/84      -24.30         6.19         -4.11           -
  Growth                                  4/5/71       10.96        14.37         10.98           -
  Growth & Income                         6/1/93       17.96         -             -             15.82
  International(1)                       7/11/88       15.64        14.34          -             10.77
  S&P 500 Index(4)                        5/1/96        -            -             -             19.78+
  World Growth(1)                        10/1/92       14.38         -             -             13.53

  Asset Allocation
===================
  Balanced Strategy(1)                    9/1/95       12.87         -             -             11.35
  Cornerstone Strategy(1)                8/15/84       13.36        13.32          8.63           -
  Growth and Tax Strategy(2)**           1/11/89        8.57        10.08          -              9.71
  Growth Strategy(1)                      9/1/95       11.02         -             -             16.09
  Income Strategy                         9/1/95        7.17         -             -              7.36

  Income-Taxable
================
  GNMA                                    2/1/91        5.59         6.94          -              7.35
  Income                                  3/4/74        4.53         7.49          8.79           -
  Income Stock                            5/4/87       14.01        13.16          -             12.49
  Short-Term Bond                         6/1/93        6.73         -             -              5.45

  Income-Tax Exempt
===================
  Long-Term(2)**                         3/19/82        6.51         6.80          7.04           -
  Intermediate-Term(2)**                 3/19/82        5.80         6.82          6.92           -
  Short-Term(2)**                        3/19/82        4.70         4.85          5.38           -
  California Bond(2)**                    8/1/89        6.60         7.06          -              7.32
  Florida Tax-Free Income(2)**           10/1/93        6.51         -             -              3.45
  New York Bond(2)**                    10/15/90        5.89         6.60          -              8.03
  Texas Tax-Free Income(2)**              8/1/94        7.06         -             -              8.32
  Virginia Bond(2)a**                   10/15/90        5.82         7.01          -              7.80

  Money Market
==============
  Money Market(3)                         2/2/81        5.21         4.41          5.82           -
  Tax Exempt Money Market(2,3)**          2/6/84        3.30         3.03          4.18           -
  Treasury Money Market Trust(3)          2/1/91        5.07         4.20          -              4.35
  California Money Market(2,3)**          8/1/89        3.23         2.93          -              3.62
  Florida Tax-Free Money Market(2,3)**   10/1/93        3.20         -             -              3.01
  New York Money Market(2,3)**          10/15/90        3.16         2.80          -              3.07
  Texas Tax-Free Money Market(2,3)**      8/1/94        3.22         -             -              3.30
  Virginia Money Market(2,3)**          10/15/90        3.14         2.85          -              3.19


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.


1 Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
2 Some income may be subject to state or local taxes or the federal alterna-tive minimum tax.
3 An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
4 S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.
* Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.
** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.
+  Cumulative total return since inception, including account maintenance fee


Message from the President

At the most recent USAA Strategic Planning Conference, we spent much of our time discussing USAA's Mission and how to accomplish it in today's world. Our Mission has three main elements:

        +We want to facilitate the financial security of those whom we serve.

        +We seek to do this with highly competitive products and services.

        +In so doing, we want to be the provider of choice to the military community.

One evening I sat down and considered each of these separately. Perhaps the most interesting outcome was my thoughts on financial security. What does that mean to those who make up the USAA family?

I set down these  elements:

        +Housing  and caring for a family
        +Pursuing a rewarding career
        +Providing for children's educations
        +Providing proper medical care
        +Protecting the family against accidents and emergencies
        +Providing for a comfortable  retirement
        +Perhaps providing comfort to aging parents
        +Creating an estate plan that will serve well those who survive you +Enjoying life

The last point struck me especially.

Financial planning almost always focuses on the very serious reasons to save and invest. But there needs to be a balance in people's lives. Here I have learned a valuable lesson from my wife, Jutta. She has special china and silver. However, she has always said, "Nothing is stored away in cabinets. I use it as often as I can. These things are meant to be enjoyed."

This philosophy meshed very well with my ideas on saving. Here too I have urged balance. You must save for the future, but you must not strangle on that saving. You should use plans like 401(k)s and IRAs, but you should also set something aside for now. That means saving in accounts that are not tax-sheltered, and that means looking at vehicles like tax-exempt bond and money market funds. They can perform the job of controlling overall portfolio risk, just as they would in an IRA by combining equity and taxable bond funds. In this case, they are valuable tools in helping your after-tax return while you enjoy life, the most pleasant outcome of financial planning.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board

                            USAA Funds Rated 5 Stars
                             on Overall Performance

Five-star ratings for overall risk-adjusted performance have been awarded by Morningstar for USAA Funds as of March 31, 1997.*

USAA Tax Exempt Intermediate-Term Fund & USAA Tax Exempt Short-Term Fund were rated 5 Stars overall among 1,751, 1,237, 601, and 267 municipal bond funds for the 1-,3-,5-, and 10-year periods, respectively.

USAA Growth & Income Fund was rated 5 Stars for the 3-year period and 4 Stars for the 1-year period among 1,919 and 3,048 domestic equity funds, respectively.

USAA International Fund was rated 5 Stars for the 5-year period and 4 Stars for the 1- and 3-year periods overall and among 219, 939, and 478 international equity funds, respectively.


*Morningstar proprietary ratings reflect historical risk-adjusted performance through March, 31 1997. The ratings are subject to change monthly. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. Ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Investment Review

Long-Term Fund

Objective: Provide investors with interest income that is exempt from federal income tax.

Types of Investments: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is 10 years or more.
                                                  3/31/96          3/31/97
Net Assets ..................................$1,804.1 Million  $1,822.4 Million
Net Asset Value Per Share ...................$13.17            $13.22

Average Annual Total Returns as of 3/31/97

1 Year.............................................................6.51%
5 Years............................................................6.80%
10 Years...........................................................7.04%
30-Day SEC Yield* on March 31, 1997................................5.62%

*Calculated as prescribed by the Securities and Exchange Commission.


[A graph is shown here which is a comparison of the change in value of a $10,000 investment for the period of 3/31/87 to 3/31/97, with dividends and capital gains reinvested. The vertical axis shows the dollar amount and the horizontal axis shows the time period. The ending values for the items graphed are:

Lehman Brothers Muni. Bond Index        $20,632
USAA Long-Term Fund                      19,754
Lipper General Muni. Debt Funds Average  19,450]


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Message from the Manager

[Photograph of Kenneth E. Willmann, CFA, Portfolio Manager appears here]

Holiday Highs and Lows

It is well-known that people often experience emotional highs and lows on holidays. We are enthusiastic about the special day and all it brings, often remembering or reliving childhood excitement. Sometimes this reminiscing, coupled with changes brought on by the passage of time, leads to depression. The financial markets often mimic these mood swings. Optimistic periods lead to falling interest rates and rising prices - often called "bull markets." When optimism reigns, market participants look for excuses to bid up prices. Conversely, pessimistic periods are called "bear markets." When pessimism sets in, good news is ignored, and prices sag under the weight of emotional depression.

The financial markets experienced these emotional swings over the twelve-month period ended March 31, 1997. Follow me as I explain how the chart below illustrates how holidays marked the highs and lows.

[A graph is located here which shows Municipal and U.S. Treasury Bond Yields from 3/29/96 to 3/31/97. The vertical axis shows the yield and the horizontal axis shows the time period. The ending value on 3/31/97 for the 30 Year U.S. Treasury is 7.10% and the ending value for the Bond Buyer 40-Bond Index (BBI40) is 5.95%.]

Note: Past performance is no guarantee of future results. The results of the comparison reflect current conditions as regards to tax laws, inflationary trends, and general corporate policies and practices. Investors are encouraged to closely monitor changes in any factor which may affect their investments.


Please note that the top line is the yield of the active 30-year U.S. Treasury Bond, or the "Long Bond" as it is known. This is generally considered the benchmark for long-term interest rates in the U.S. The bottom line in the graph represents the yield of the Bond Buyer 40-Bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds.

Let's look at the Long Bond first. It started the period with a yield of 6.67% on March 29, 1996. It then rose to a high of 7.19% on July 5, 1996 - the day after Independence Day! This rise was caused by the fear that the economy would overheat, driving up inflation. Remember, when interest rates rise, prices of bonds fall. This is a pessimistic period, or bear market (though not very severe). As the summer progressed, it became clear that the economy was growing moderately, and inflation was not rising. In fact, it appeared to be falling! The combination of economic growth and falling inflation just about defines the best of all possible worlds for the securities markets. A bull market of optimism began, pushing interest rates down and bond prices up. The Long Bond yield hit its low point at 6.35% on November 29, 1996 the day after Thanksgiving! The Federal Reserve Board (the Fed), whose job is to fret about inflation and raise short-term interest rates when it fears inflation may rise, began making nervous noises. This sent a shiver through the financial markets, leading to pessimism about inflation and interest rates. The Fed put an exclamation point on the fear by raising the Fed Funds target rate .25% to 5.50% on March 25, 1997. The yield on the Long Bond rose nearly to the high of Independence Day, ending the period at 7.10% on March 31, 1997.

The yield on the BBI40 showed a similar pattern with the same holiday highs and lows. There is one major difference, though. The yield on the BBI40 started and ended at almost the same level: 5.96% on March 29, 1996, and 5.95% on March 31, 1997. After the November election, market participants became more and more confident that major tax reform would not be undertaken any time soon. This allowed the yield difference between tax-exempt and taxable bonds to spread out and more fully reflect the average income tax rate.

Long-Term Fund
The Fund performed similarly to, and perhaps a little better than, the BBI40. After ending the previous fiscal year at 5.72% on March 31, 1996, the 30-day SEC Yield fell to 5.62% on March 31, 1997. This was accompanied, during the same period, by a rise in the net asset value per share (NAV) from $13.17 to $13.22. While it is tempting to say the period was calm and not much happened, we know that there was much movement up and down. The Fund reached a low NAV of $12.86 on June 11, 1996, and a high of $13.54 on February 18, 1997.

These dates differ from the holiday highs and lows mentioned above, and the performance was a bit better than the BBI40 for the simple reason that I manage the Fund to try to be better than the Index. I don't try to emulate it.

Philosophy
My investment philosophy for tax-exempt bonds is founded on the belief that, over time, the vast majority of the total return available from bonds comes in the form of income. All bonds mature at face value eventually, so capital growth must be accomplished by compounding interest. Therefore, I concentrate on above average income. We have done this successfully for years. The graph below illustrates this point.

I don't ignore changes in the share value in my quest for income. I try to balance the need for income with the need for total return. For the twelve months ended March 31, 1997, the Fund had a total return of 6.51%,(1) while the Lipper General Municipal Debt Funds Average was 4.81%. This philosophy has served us well for many years. I constantly question it, however. The world changes, and I don't want the Fund to be left behind. I understand that it is your money, and I am merely the steward.

(1) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.

[A graph is shown here comparing the 12-month dividend yield of the USAA Long-Term Fund and the Lipper General Municipal Debt Funds Average from 3/31/88 to 3/31/97. The vertical axis shows the yield and the horizontal axis shows the time period. The values are:

USAA Long-
 Term Fund  7.70  7.60  7.30  7.20  6.80  6.20  6.10  6.00  6.00  6.00

Lipper Gen.
 Muni. Debt.
 Funds Avg. 7.40  7.10  6.90  6.70  6.40  5.80  5.60  5.30  5.00  5.00]


The Lipper General Municipal Debt Funds Average is computed by Lipper
Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 3/31/88 to 3/31/97.

[A pie chart is shown here depicting the Portfolio Ratings/Mix as of March 31, 1997 for the USAA Long-Term Fund to be: AAA - 15%, AA - 32%, A - 24% and
BBB - 29%]

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AAA account for .5%, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 25 for a complete listing of the Portfolio of Investments in Securities.


Investment Review

Intermediate-Term Fund

Objective: Provide investors with interest income that is exempt from federal income tax.

Types of Investments: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is between 3 and 10 years.

                                                 3/31/96           3/31/97
Net Assets..................................$1,660.0 Million  $1,725.7 Million
Net Asset Value Per Share...................$12.77            $12.77

Average Annual Total Returns as of 3/31/97
1 Year............................................................5.80%
5 Years...........................................................6.82%
10 Years..........................................................6.92%
30-Day SEC Yield* on March 31, 1997...............................5.23%

*Calculated as prescribed by the Securities and Exchange Commission

[A graph is shown here which is a comparison of the change in value of a $10,000 investment for the period of 3/31/87 to 3/31/97, with dividends and capital gains reinvested. The ending values for the items graphed are:

Lehman Brothers Muni. Bond Index		$20,632
USAA Intermediate-Term Fund                      19,518
Lipper Intermediate Muni. Debt Funds Average     18,475]

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds.All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Message from the Manager

[Photograph of Clifford A. Gladson, CFA, Portfolio Manager, appears here]

Credit Market Review
Over the Fund's latest fiscal year, April 1, 1996 to March 31, 1997, moderate economic growth and a low rate of inflation resulted in a rather stable interest rate environment. Yields for 10-year "AA" rated municipal bonds ranged between 5.02% and 5.17%.

Fund Performance
For the fiscal year ended March 31, 1997, your Fund provided a dividend distribution yield(1) of 5.67%. While past performance is no guarantee of future results, this yield was well above the 4.44% average dividend distribution yield of the 139 funds in the Lipper Intermediate Municipal Debt Fund Index.(2) The Fund's share price on both March 31, 1996, and
March 31, 1997, was $12.77.


[A graph is shown here comparing the 12-month dividend yield of the USAA Intermediate-Term Fund and the Lipper Intermediate Municipal Debt Funds Average from 3/31/88 to 3/31/97. The vertical axis shows the yield and the horizontal axis shows the time period. The values are:

USAA Intermediate-
  Term Fund  7.10  7.20  7.00  6.80  6.40  5.80  5.50  5.60  5.60  5.70

Lipper Intermediate
  Muni. Debt. Funds
  Average    6.30  6.50  6.40  6.20  5.80  5.10  4.80  4.70  4.50  4.40]

The Lipper Intermediate Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 3/31/88 to 3/31/97.

(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

Income Orientation
USAA tax-exempt funds are managed to distribute a high level of tax-exempt dividends. This income orientation reflects the behavior of the fixed income market and the basic mathematical nature of bonds. Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.


The following table shows the sources of the Fund's total return over the last 1, 5, and 10 years. Notice that the tax-exempt dividend return is the dominant component of long-term total return. The three graphs below the table further illustrate how the dividend return and yearly price appreciation combine to produce annual total returns. Besides dominating long-term total return, income distributions smooth out the annualized total return.

             Average Annual Compounded Returns
with Reinvestment of Dividends - Periods Ending March 31, 1997

             Total                 Dividend               Price
            Return      Equals      Return       Plus     Change

10 Years     6.92%        =          6.47%        +        .45%
 5 Years     6.82%        =          5.80%        +       1.02%
 1 Year      5.80%        =          5.80%        +        .00%

[A graph is located here showing the annual total returns of USAA Intermediate-Term Fund for the 10-year period ended March 31, 1997. The values are:

1988  1989  1990  1991  1992  1993  1994  1995  1996  1997
2.34  6.04  9.29  8.30  9.24 11.29  3.06  6.16  7.97  5.80]


[A graph is located here showing the compounded dividend returns of USAA Intermediate-Term Fund for the 10-year period ended March 31, 1997. The values are:

1988  1989  1990  1991  1992  1993  1994  1995  1996  1997
7.02  7.23  7.31  7.20  6.82  6.33  5.31  5.76  5.81  5.80]


[A graph is located here showing the change in share price of the USAA Intermediate-Term Fund for the 10-year period ended March 31, 1997. The values are:

1988  1989  1990  1991  1992  1993  1994  1995  1996  1997
-4.68 -1.19 1.98  1.10  2.42  4.96  -2.25 0.40  2.16  0.00]


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.
Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions.
No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Two market factors shape our income-oriented portfolio strategy. First, to our knowledge, no one has consistently been able to predict the movement in interest rates. This leads us to remain fully invested and not try to time the market. When we do trade bonds, it is to take advantage of interest rate movements that can increase the Fund's dividend distribution yield. We carefully manage trading activity to minimize taxable capital gain distributions. Second, yields for municipal bonds tend to increase as maturity lengthens. This means, in order to earn a high level of income, the Fund's weighted average maturity will usually be near its upper limit of ten years.

I am pleased to report that the long-term benefits of our tax-exempt income orientation has helped your Fund earn a five-star rating from Morningstar.(3) For more on our philosophy for managing tax-exempt funds, please see page 15 for the narrative on one of USAA's other five-star funds, the USAA Short-Term Fund.

Current Market Conditions
Even though the rate of inflation has remained around 3%, on March 25, 1997, the Federal Reserve Board raised short-term rates to stem the possibility of wage push inflation. We stand ready to take advantage of any sympathetic rise in intermediate-term rates to improve your Fund's dividend distribution yield.


(3) The Fund was awarded a five-star rating for its overall risk-adjusted performance by Morningstar as of March 31, 1997. It was rated overall and among 1751, 1237, 601, and 267 municipal bond funds for the 1-, 3-, 5-, and 10-year periods. Morningstar proprietary ratings reflect historical risk-adjusted performance through March 31, 1997. The ratings are subject to change monthly. Past performance is no guarantee of future results. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. Ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

[A pie chart is shown here depicting the Portfolio Ratings/Mix as of March 31, 1997 for the USAA Intermediate-Term Fund to be: AAA - 21%, AA - 11%, A - 38%, BBB - 25%, BB - 4% and Cash Equivalents - 1%]

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for .3% and .8% respectively, of the Fund's investments.


Note: Income may be subject to federal, state or local taxes, or to the alternative minimum tax.

See page 32 for a complete listing of the Portfolio of Investments in Securities.

Investment Review

Short-Term Fund

Objective: Provide investors with interest income that is exempt from federal income tax.

Types of Investments: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is 3 years or less.

                                         3/31/96           3/31/97
Net Assets...........................$774.0 Million    $804.9 Million
Net Asset Value Per Share............$10.57            $10.57

Average Annual Total Returns as of 3/31/97
1 Year.................................................4.70%
5 Years................................................4.85%
10 Years...............................................5.38%
30-Day SEC Yield* on March 31, 1997....................4.33%
*Calculated as Prescribed by the Securities and Exchange Commission.


[A graph is shown here which is a comparison of the change in value of a $10,000 investment for the period of 3/31/87 to 3/31/97, with dividends and capital gains reinvested. The ending values for the items graphed are:

Lehman Brothers Muni. Bond Index                  $20,632
USAA Short-Term Fund                               16,886
Lipper Short-Term Fund Debt Funds Average          16,361]

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.

Total  return   equals  income  return  plus  share  price  change  and  assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Message from the Manager

[Photograph of Clifford A. Gladson, CFA, Portfolio Manager, appears here]

Credit Market Review Since our last annual report on March 31, 1996, yields on five-year "AA" rated municipal bonds rose .24%. However, on March 25, 1997, the Federal Reserve Board moved the short-term federal funds rate up .25%.
This contributed to a .51% rise in the yields for one-year "AA" municipal bonds.

Fund Performance
For the reporting period April 1, 1996 to March 31, 1997, your Fund provided a dividend distribution yield(1) of 4.60% versus the 4.15% average dividend distribution yield for the 30 funds in the Lipper Short-Term Municipal Debt Fund Index.(2) The net asset value of $10.57 opened and closed the Fund's fiscal year.

[A graph is shown here comparing the 12-month dividend yield of the USAA Short-Term Fund and the Lipper Short-Term Municipal Debt Funds Average from 3/31/88 to 3/31/97. The vertical axis shows the yield and the horizontal axis shows the time period. The values are:

USAA Short-
  Term Fund  5.80  6.20  6.50  6.50  5.60  4.80  4.30  4.50  4.70  4.60

Lipper Short-
 Term Muni.
 Debt Funds
 Average     5.40  5.90  6.20  6.10  5.40  4.50  3.60  3.90  4.10  4.20]

The Lipper Short-Term Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 3/31/88 to 3/31/97.

(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

Golden Mean Not Extremes
It is my pleasure to report as of March 31, 1997, Lipper Analytical Services(3) ranks your Fund #1 out of 5, #1 out of 7, and #4 out of 30 in the Short Municipal Debt Funds Category for total return(4) over both the 10-, 5- and 1-year time horizons, respectively. Before you break into applause, Michael Roth cautions investors, "Funds that rank #1 for one-year total return often go to extremes."

USAA tax-exempt funds purposely avoid the extremes. We do not purchase issues rated below investment grade. We disdain the use of leverage or derivative securities. We do not stretch for yield by producing taxable income or buy bonds that are subject to the alternative minimum tax. In short, we believe that the best interests of the shareholder rank #1 at USAA.

The primary objective of each USAA tax-exempt bond fund is to earn a high level of tax-exempt income for a specified weighted average maturity. We strive to find a golden mean between the level of tax-exempt income, the credit risk of the issuer, and the price volatility of the bond. We believe that, over time, this approach has the potential to produce a superior long-term total return. We do not ignore short-term total return; it is a secondary consideration. Please see the narrative for the Intermediate-Term Fund on page 10 for more detail on our income orientation strategy.

If an ovation is in order for your Fund's long-term performance, I suggest you join me in directing a good measure of your applause in the direction of Ken Willmann. Ken managed the Fund from its inception in 1982 through 1991. He developed the strategy of allocating Fund assets between variable rate demand notes(5) and short-term bonds. This asset allocation produced a relatively high level of income with low price volatility. This strategy also has helped
the  Fund  earn  a  five-star   rating  from Morningstar.(6)


(3) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

(4) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.

(5) Variable rate demand note: A note representing borrowings that is payable on demand and that bears interest tied to a money market rate.

(6) The Fund was awarded a five-star rating for its overall risk-adjusted performance by Morningstar as of March 31, 1997. It was rated overall and among 1751, 1237, 601, and 267 municipal bond funds for the 1-, 3-, 5-, and 10-year periods. Morningstar proprietary ratings reflect historical risk-adjusted performance through March 31, 1997. The ratings are subject to change monthly. Past performance is no guarantee of future results. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. Ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

Current Market Conditions
Even though the economy seems to be on a slow growth path and shows little inflationary pressure, the Federal Reserve appears determined to keep a tight reign on the rate of economic growth. In addition, proposed changes to the Federal Tax Code could reduce corporate demand for short-term municipal securities. If this causes tax-exempt short-term interest rates to increase, your Fund is positioned to earn more tax-exempt income. The Fund holds 21% of its assets in variable rate municipal demand notes. These bonds are very responsive to movements in interest rates, but exhibit minimal price fluctuation due to both a short interest reset interval and a short put notification period.

[A pie chart is shown here depicting the Portfolio Ratings/Mix as of March 31, 1997 for the USAA Short-Term Fund to be: AAA - 13%, AA - 9%, A - 34%, BBB - 20%, BB - 3% and Cash Equivalents - 21%]

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories A and BBB account for .4% and 1.8% respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 46 for a complete listing of the Portfolio of Investments in Securities.

Investment Review

Tax Exempt Money Market Fund

Objective: Provide investors with interest income that is exempt from federal income tax while preserving capital and maintaining liquidity.

Types of Investments: High quality tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

                                                   3/31/96           3/31/97
Net Assets...................................$1,529.2 Million  $1,565.6 Million
Net Asset Value Per Share....................$1.00             $1.00

Average Annual Total Returns as of 3/31/97
1 Year..............................................................3.30%
5 Years.............................................................3.03%
10 Years............................................................4.18%
7-Day Simple Yield on March 31, 1997................................3.18%

[A graph is shown here comparing the 7-day yield of the USAA Tax Exempt Money Market Fund and the IBC/Donoghue's SB &GP (Tax-Free) from 3/96 to 3/97.
The vertical axis shows the yield and the horizontal axis shows the time period. The ending value, on 3/25/97 for the USAA Tax Exempt Money Market
Fund is 3.09% and the ending value for the IBC/Donoghue's SB & GB (Tax-Free) is 2.75%.]

Total return equals income return and assumes reinvestment of all dividends and any capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance. The graph tracks the Fund's 7-day simple yield against IBC/Donoghue's SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of all major money market fund yields.

                               Message from the Manager

[A photograph of Thomas G. Ramos, CFA, Portfolio Manager appears here]

Credit Market Review
After trading in a range of 5.30% to 5.60% since the beginning of October 1996, one-year Treasury bills began moving up steadily the last week of February 1997. The anticipation and subsequent announcement by the Federal Reserve Board (the Fed) to increase the federal funds rate by .25% to 5.50% has resulted in one-year Treasury bills moving above 6.00%. As of this writing, short rates are hovering near 6.00%. One-year tax-exempt notes have essentially mirrored the movement of Treasury bills. Currently, yields on tax-exempt notes are about 64% of Treasuries, or 3.85%. The Fed raised the federal funds rate based on concerns that economic growth might lead to inflationary pressures. Economists are currently split over whether the hike was a one time event or the beginning of a series of rate increases which the Fed will institute.

Strategy
Although the market remains unsure on what the Fed's next move will be given the current economic environment, we are maintaining our strategy of finding the best value in the markets we operate. There are basically four types of securities which the Fund purchases: variable rate demand notes (VRDNs), put bonds, tax-exempt commercial paper, and municipal notes. The securities have features which at different times will make them attractive or unattractive to buyers. VRDNs, representing 50 to 70 percent of the Fund, are generally long-term bonds issued by municipal agencies. The issues we purchase typically have direct-pay letters of credit by banks, insuring the timely payment of principal, interest, and purchase price. A holder of these securities generally has the option to put them back on a daily or seven-day notice. Such securities provide essential liquidity for the Fund. At the same time though, rates usually paid by these securities reflect short-term demand in the market, and consequently, fluctuate significantly throughout the year. Put bonds, similar to VRDNs, represent long-term bonds issued by municipalities or their agencies, yet allow the holder of the bond to put it back to the issuer usually within six to twelve months. The put bonds we hold, comprising 15 to 20 percent of the Fund, generally have letters of credit issued by high quality banks. Although difficult to acquire, these bonds usually offer competitive rates versus issues of the same quality and maturity. Tax-exempt commercial paper has a maturity of less than 270 days. The commercial paper we purchase will either have a letter of credit or be backed by a high quality corporate concern. Depending on market conditions, commercial paper can be priced competitively, and can be written to mature on specific dates. This latter feature allows us the ability either to avoid periods when weeklies or dailies are unusually depressed or to have liquidity on dates when we know issues of interest to us will be offered. Tax-exempt commercial paper usually represents 5 to 10 percent of the portfolio. Finally, municipal notes make up the remainder of the Fund's assets. These notes are issued by states, school districts, cities, counties, and municipal utilities. Generally maturing in a year, the notes we buy are from top tier entities. Given their maturities, we purchase these notes very selectively making certain they represent compelling value.

Portfolio
As of this writing, the maturity of the portfolio is about 55 days. Historically, this is relatively short for the Fund. Currently, its maturity reflects the fact that we have not found value in longer maturities. At the same time though, the variable rate securities we hold continue to provide an attractive alternative. Certainly, the relatively short maturity of the Fund provides us the flexibility to extend its maturity should market conditions warrant.

[A graph is located here showing the growth of $10,000, from 3/31/87 to 3/31/97, invested in the USAA Tax-Exempt Money Market Fund. The vertical axis shows the dollar amount and the horizontal axis shows the time period. The ending value is $15,059.

Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance. Income may be subject to federal, state or local taxes, or to the alternative minimum tax.

An investment in this Fund is neither insured nor guaranteed by the U.S. government and there is no assurance that the Fund will maintain a stable net asset value of $1 per share.

See page 55 for a complete listing of the Portfolio of Investments in Securities.


                        INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
USAA Tax Exempt Fund, Inc.:

We have audited the accompanying statements of assets and liabilities and portfolios of investments in securities of the Long-Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds, separate Funds of USAA Tax Exempt Fund, Inc., as of March 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights information presented in note 7 to the financial statements for each of the years in the five-year period then ended. These financial statements and the financial highlights information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights information based on our audits.

We  conducted  our  audits  in  accordance  with  generally   accepted  auditing
standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights information referred to above present fairly, in all material respects, the financial position of the Long-Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds, separate Funds of USAA Tax Exempt Fund, Inc., as of March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights information for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                         KPMG PEAT MARWICK LLP


San Antonio, Texas
May 9, 1997



Statements of Assets and Liabilities
(In Thousands)

March 31, 1997


                                                                                                                Tax Exempt
                                                                       Long-Term    Intermediate-  Short-Term  Money Market
                                                                          Fund       Term Fund        Fund         Fund
                                                                          ----       ---------        ----         ----
Assets
   Investments in securities, at market value
      (identified cost of $1,728,991, $1,645,854,
      $787,564, and $1,554,761, respectively)                         $  1,812,745    $  1,698,547    $793,283    $1,554,761
   Cash                                                                        733             980       3,963         9,601
   Receivables:
      Capital shares sold                                                      273             770         529         4,416
      Interest                                                              31,255          26,935      10,148        12,693
      Securities sold                                                       22,474           3,580           -        12,493
                                                                      ------------    ------------    --------    ----------
         Total assets                                                    1,867,480       1,730,812     807,923     1,593,964
                                                                      ------------    ------------    --------    ----------
Liabilities
   Securities purchased                                                     39,200               -         401        22,552
   Capital shares redeemed                                                   2,589           2,685       1,786         4,997
   USAA Investment Management Company                                          438             412         191           370
   USAA Transfer Agency Company                                                 73              78          47            76
   Accounts payable and accrued expenses                                       131             114         106           126
   Dividends on capital shares                                               2,613           1,839         495           209
                                                                      ------------     -----------    --------    ----------
         Total liabilities                                                  45,044           5,128       3,026        28,330
                                                                      ------------     -----------    --------    ----------
            Net assets applicable to capital shares outstanding       $  1,822,436     $ 1,725,684    $804,897    $1,565,634
                                                                      ============     ===========    ========    ==========
Represented by:
   Paid-in capital                                                    $  1,785,807     $ 1,676,020    $802,786    $1,565,634
   Accumulated net realized loss on investments                            (47,125)         (3,029)     (3,608)            -
   Net unrealized appreciation of investments                               83,754          52,693       5,719             -
                                                                      ------------     -----------    --------    ----------
            Net assets applicable to capital shares outstanding       $  1,822,436     $ 1,725,684    $804,897    $1,565,634
                                                                      ============     ===========    ========    ==========
   Capital shares outstanding                                              137,895         135,150      76,171     1,565,634
                                                                      ============     ===========    ========    ==========
   Net asset value, redemption price, and offering price per share    $      13.22     $     12.77    $  10.57    $     1.00
                                                                      ============     ===========    ========    ==========


See accompanying notes to financial statements.


Categories & Definitions
Portfolios of Investments in Securities

March 31, 1997
Fixed Rate Instruments -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the price of a fixed rate instrument generally varies inversely to the movement of interest rates.

Put Bonds -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date.

Variable Rate Demand Notes (VRDN) -- provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with regulatory requirements. In bond funds, the effective maturity is the next put date. Most VRDNs possess a credit enhancement.

Credit Enhancement (CRE) -- adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the provider of the credit enhancement, rather than the credit standing of the issuer.



Long-Term Fund
Portfolio of Investments in Securities
(In Thousands)

March 31, 1997


Principal                                                       Coupon       Final          Market
 Amount                  Security                                Rate       Maturity         Value
 ------                  --------                                ----       --------         -----

                             Fixed Rate Instruments (99.2%)
            Alabama
 $  3,750   Baldwin County Health Care RB, Series 1996            6.75%       4/01/21     $     3,840
    8,000   Courtland IDRB, Series 1994                           5.90        2/01/17           7,710
            Alaska
            Housing Finance Corp. Collateralized RB,
    9,255      1991 Second Series                                 6.90        6/01/32           9,618
   16,820      1993 First Series                                  5.88       12/01/35          15,996
   10,000      1994 First Series                                  6.70       12/01/19          10,359
   15,195      1995 First Series                                  6.55       12/01/37          15,601
   18,000   Housing Finance Corp. RB, Series 1997A (CRE)          6.00       12/01/36          17,810 (c)
            Valdez Marine Terminal RB,
   21,175      Series 1985A                                       7.00       12/01/25          22,684
   50,000      Series 1993C                                       5.65       12/01/28          46,924
            Arizona
   16,745   Salt River Project Agriculture and Power
               District Electric System RB, Series 1987E          7.25        1/01/17 (a)      17,160
            California
   11,500   Los Angeles Regional Airport Improvement
               Corp. Refunding RB                                 6.35       11/01/25          11,508
   17,000   Sacramento Cogeneration Auth. RB, Series 1995         6.50        7/01/21          17,316
   74,000   San Joaquin Hills Transportation Corridor
               Agency Senior Lien RB                              6.75        1/01/32          76,925
            Colorado
   51,910   Colorado Springs Utilities RB, Series 1996A           5.75       11/15/25          51,047
   14,200   Health Facilities Auth. Hospital RB, Series 1993      6.63        2/01/13          14,542
   11,480   Summit County Sports Facilities RB, Series 1990       7.88        9/01/08          13,395
            Connecticut
            Health and Educational Facilities Auth. RB,
   11,700      Series 1992D                                       6.80        7/01/22          11,588
    4,000      Series 1996C                                       6.63        7/01/26           4,017
            District of Columbia
    8,145   Carnegie Endowment for International Peace RB,
               Series 1996                                        5.75       11/15/16           7,908
   12,045   Health Facilities Mortgage RB, Series 1985            7.75        8/01/29          12,352
    8,000   Hospital RB, Series 1992B                             7.00        8/15/15           8,249
            Georgia
   10,000   Savannah Economic Development Auth. PCRB,
               Series 1995                                        6.15        3/01/17          10,349
            Idaho
   20,400   Nez Perce County PCRB, Series 1996                    6.00       10/01/24          19,996
            Illinois
            Chicago Gas Supply RB,
   13,500      Series 1985B                                       7.50        3/01/15          14,534
    7,500      Series 1985C                                       7.50        3/01/15           8,074
   24,250      Series 1995A                                       6.10        6/01/25          24,430
   13,725   Chicago-O'Hare International Airport RB,
               Series 1994                                        8.20       12/01/24          15,906
    6,700   Development Finance Auth. RB,
               Series 1996B (CRE)                                 6.40        9/01/31           6,737
            Health Facilities Auth. RB,
    3,240      Series 1988                                        8.10       12/01/03           3,277
   17,775      Series 1992                                        7.00        1/01/15          18,330
   19,600   Quincy Hospital RB, Series 1993                       6.00       11/15/18          18,665
   10,980   Regional Transport Auth. GO,
               Series 1994C (CRE)                                 7.10        6/01/25          12,211
            Indiana
   10,945   Development Finance Auth. Environmental RB,
               Series 1996                                        6.15        7/15/22          10,697
    5,450   Fifth Avenue Housing Development Corp. RB,
               Series 1992C                                       7.25        7/01/25           5,666
  100,675   Health Facility Financing Auth. RB, Series 1992C      7.89(b)     7/01/23          15,204
   41,750   Indianapolis Airport Facility RB                      6.80        4/01/17          44,110
            Kansas
   60,245   Sedgwick County Mortgage Loan RB,
               Senior Series 1991A                                7.11(b)    12/01/22           9,107
            Louisiana
   25,730   Lake Charles Harbor and Terminal District
               Port Facilities RB                                 7.75%       8/15/22          29,118
    8,125   South Louisiana Port Commission RB,
               Series 1997                                        5.85        4/01/17           8,068 (c)
            Maryland
   13,045   Community Development Administration SFH RB,
               Series 1996A                                       5.95        7/01/23          12,992
            Massachusetts
   24,000   GO, Series 1991A                                      7.63        6/01/08 (a)      26,990
            Michigan
    9,900   Battle Creek Downtown Development Auth.
               Development Bonds, Series 1994                     7.60        5/01/16          11,359
   13,005   Dickinson County Economic Development Corp.
               PCRB, Series 1993                                  5.85       10/01/18          12,483
            Hospital Finance Auth. RB,
   15,500      Series 1994A                                       7.50       10/01/27          16,688
    7,250      Series 1995                                        6.70        1/01/26           7,288
    6,500   Job Development Auth. RB, Series 1990A (CRE)          8.00       12/01/13           7,088
            Minnesota
   50,690   St. Paul Housing and Redevelopment Auth.
               Hospital RB, Series 1993A                          6.63       11/01/17          51,699
   22,000   University of Minnesota Regents GO,
               Series 1996A                                       5.50        7/01/21          21,089
            Mississippi
            Lafayette County Hospital RB,
    2,940      Series 1991A                                       7.95        3/01/16           3,156
   15,175      Series 1991B                                       7.95        3/01/16          16,290
            Union County Hospital RB,
    4,450      Series 1991A                                       7.95        3/01/16           4,777
    8,350      Series 1991B                                       7.95        3/01/16           8,963
            Missouri
    5,000   Health and Educational Facilities RB,
               Series 1996A                                       6.38        2/01/27           5,005
            Nevada
   15,650   Humboldt County PCRB, Series 1984                     8.30       12/01/14          18,257
            New Hampshire
   10,785   Higher Educational and Health Facilities
               Auth. RB, Series 1993                              6.38        7/01/23          10,483
   31,085   Single-Family Mortgage Finance Auth. RB,
               Series 1993B                                       6.05        7/01/25          31,161
            New Jersey
   15,000   Camden County Improvement Authority RB,
               Series 1997                                        6.00        2/15/27          14,261
            New Mexico
   16,000   Chaves County Hospital RB                             7.25       12/01/22          17,056
   30,100   Lordsburg PCRB                                        6.50        4/01/13          31,393
            New York
            Dormitory Auth. RB,
   21,500      Series 1996B (Mental Health Services)              6.00        8/15/16          21,328
   25,000      Series 1997A (Mental Health Services)              5.75        8/15/22          23,418
   75,745   Housing New York Corp. MFH RB                         5.00       11/01/18          66,893
            Medical Care Facilities Finance Agency RB,
   36,275      Series 1994A (New York Hospital) (CRE)             6.90        8/15/34          39,491
   13,900      Series 1995A (Brookdale Hospital)                  6.85        2/15/17          14,361
   50,000   New York City GO, Series 1995B                        7.25        8/15/19          54,619
   50,000   New York City Municipal Water Finance RB,
               Series 1996B                                       5.88        6/15/26          48,668
            North Carolina
   18,820   Housing Finance Agency RB, Series R                   6.95        9/01/23          19,818
            Oklahoma
    2,695   Valley View Hospital Auth. RB, Series 1996            6.00        8/15/14           2,505
            Pennsylvania
   23,000   Harrisburg Water Auth. RB, Series 1993 (CRE)          5.88        6/18/15          23,005
            Montgomery County IDA RB,
    7,500      Series 1996A                                       5.88       11/15/22           7,160
   10,000      Series 1996B                                       5.75       11/15/17           9,558
   27,470   Philadelphia Gas Works RB, 14th Series                6.38        7/01/26          27,862
            Puerto Rico
            Electric Power Auth. RB,
   21,175      Series T                                           6.38        7/01/24          21,805
   25,450      Series X                                           6.13        7/01/21          25,688
            Rhode Island
   25,000   Housing and Mortgage Finance Corp. SFH RB,
               Series 15-A                                        6.85       10/01/24          26,266
            Texas
   19,500   Bell County Health Facilities Development
               Corp. RB, Series 1989                              6.50        7/01/19          21,320
    6,580   Department of Housing and Community
               Affairs RB, Series 1991A                           6.95        7/01/23           6,877
   12,500   Harris County Health Facilities RB,
               Series 1992                                        7.13        6/01/15 (a)      13,738
   19,300   Harris County IDC RB, Series 1992                     6.95        2/01/22          20,324
   21,055   San Antonio Electric and Gas RB, Series 1989A         6.00        2/01/14          21,184
            Tyler Health Facilities Development Corp. RB,
    4,700      Series 1993A                                       6.75       11/01/25           4,804
   10,300      Series 1993B                                       6.75       11/01/25          10,527
            Virginia
    9,000   Henrico County IDA Hospital RB, Series 1985C          7.50        9/01/11 (a)       9,910
   15,000   Housing Development Auth. Commonwealth
               Mortgage RB, Series 1990B, Subseries B5            6.90        7/01/13          15,548
   21,950   Peninsula Ports Auth. RB, Series 1992 (CRE)           7.38        6/01/20          23,200
            Washington
   14,000   Chelan County Development Corp. PCRB,
               Series 1995                                        5.85       12/01/31          13,815
    3,500   Housing Finance Commission RB,
               Series 1996A (CRE)                                 6.85        7/01/21           3,546
   66,485   King County GO, Series 1994A                          6.25        1/01/34          68,994
   73,500   Seattle Metropolitan Sewer RB, Series V               6.20        1/01/32          73,691
            West Virginia
   12,500   Water Development Auth. RB,
               Series 1991A (CRE)                                 7.00       11/01/25          13,412
            Wisconsin
   21,000   Wisconsin Center District Tax RB,
               Series 1996B                                       5.75       12/15/27          20,208
            Wyoming
   33,735   Community Development Auth. SFH RB,
               Series 1993A                                       6.10        6/01/33          33,796
--------------------------------------------------------------------------------------------------------

            Total fixed rate instruments (cost: $1,723,091)                                 1,806,845
--------------------------------------------------------------------------------------------------------



                                                   Variable Rate Demand Notes (0.3%)
            Alabama
      200   Phenix City IDB Enviromental Improvement RB,
               Series 1990B (CRE)                                 4.00       10/01/25             200
            California
      100   Azusa MFH RB, Series 1994 (CRE)                       3.65        7/15/15             100
      600   Covina Redevelopment Agency MFH RB,
               Series 1994A (CRE)                                 3.65       12/01/15             600
      800   Statewide Communities Development Auth. RB,
               Series 1995D (CRE)                                 3.60       12/01/22             800
            Florida
    4,200   Dade County Health Facilities Auth. RB,
               Series 1990 (CRE)                                  4.00        9/01/20           4,200
---------------------------------------------------------------------------------------------------------

            Total variable rate demand notes (cost: $5,900)                                     5,900
---------------------------------------------------------------------------------------------------------

            Total investments (cost: $1,728,991)                                          $ 1,812,745
=========================================================================================================


                                    Portfolio Summary By Industry
                                   -----------------------------
                         Hospitals                                       16.4%
                         Single-Family Housing                           12.3
                         Electric Power                                   8.5
                         General Obligations                              6.8
                         Escrowed Securities                              4.9
                         Toll Roads                                       4.2
                         Gas Utilities                                    4.1
                         Sewer                                            4.1
                         Oil - International                              3.8
                         Buildings                                        3.7
                         Paper & Forest Products                          2.8
                         Water/Sewer                                      2.7
                         Education                                        2.6
                         Healthcare - Miscellaneous                       2.5
                         Air Freight                                      2.4
                         Water Utilities                                  2.0
                         Metals - Miscellaneous                           1.7
                         Special Assessment/Tax/Fee                       1.7
                         Distribution & Pipelines                         1.6
                         Airlines                                         1.5
                         Nursing Care                                     1.5
                         Ports/Wharfs                                     1.3
                         Leasing                                          1.1
                         Other                                            5.3
                                                                         ----
                          Total                                          99.5%
                                                                         ====


                                            Portfolio Summary By State
--------------------------------------------------------------------------------------------------------
Alabama                  .6%           Alaska                   7.6%         Arizona                .9%
California              5.9            Colorado                 4.3          Connecticut            .9
District of Columbia    1.6            Florida                   .2          Georgia                .6
Idaho                   1.1            Illinois                 6.7          Indiana               4.2
Kansas                   .5            Louisiana                2.0          Maryland               .7
Massachusetts           1.5            Michigan                 3.0          Minnesota             4.0
Mississippi             1.8            Missouri                  .3          Nevada                1.0
New Hampshire           2.3            New Jersey                .8          New Mexico            2.7
New York               14.8            North Carolina           1.1          Oklahoma               .1
Pennsylvania            3.7            Puerto Rico              2.6          Rhode Island          1.4
Texas                   5.4            Virginia                 2.7          Washington            8.8
West Virginia            .7            Wisconsin                1.1          Wyoming               1.9
                                                                                                  ----
                                                                             Total                99.5%
                                                                                                  ====



Intermediate-Term Fund
Portfolio of Investments in Securities
(In Thousands)


March 31, 1997



 Principal                                                      Coupon         Final         Market
  Amount                  Security                               Rate         Maturity        Value
  ------                  --------                               ----         --------        -----

                            Fixed Rate Instruments (89.1%)
            Alabama
 $  2,000   Baldwin County Health Care Auth. Hospital RB,
               Series 1996                                       6.75%        4/01/15     $     2,056
            Alaska
    8,400   Housing Finance Corp. Mortgage RB,
               Series 1996A                                      6.00        12/01/15           8,343
            Arizona
    4,000   Educational Loan Marketing Corp. RB,
               Series 1992A                                      6.70         3/01/00           4,174
            Arkansas
    7,520   Mississippi County Hospital RB, Series 1992B         6.85        11/01/02           7,972
    8,635   St. Francis County Hospital RB, Series 1985          6.50         2/01/05           8,935
    2,385   Student Loan RB, Series 1991                         7.15         6/01/02           2,515
            California
    7,100   Central Valley Financing Auth. RB                    6.10         7/01/13           7,113
   10,500   Contra Costa Transportation Auth. RB,
               Series 1991A (CRE)                                6.30(b)      3/01/03           7,887
            Foothill/Eastern Transportation Corridor
               Agency RB,
   10,000      Series 1995A                                      6.87(b)      1/01/10           6,487
   15,000      Series 1995A                                      7.10(b)      1/01/11           9,765
    9,085      Series 1995A                                      6.82(b)      1/01/13           5,948
            Housing Finance Agency RB,
    1,095      Series 1996A (CRE)                                5.60         8/01/09           1,102
    5,830      Series 1996A (CRE)                                5.70         8/01/10           5,893
   25,835   Pleasanton Joint Powers Financing Auth. RB,
               Series 1993A                                      6.00         9/02/05          26,502
            Sacramento Cogeneration Auth. RB,
    3,300      Series 1995                                       6.38         7/01/10           3,385
    9,100      Series 1995                                       5.88         7/01/15           8,798
            San Joaquin Hills Transportation RB,
    3,525      Series 1993                                       7.05(b)      1/01/05           2,850
    8,305      Series 1993                                       7.87(b)      1/01/06           6,765
    5,000      Series 1993                                       7.50(b)      1/01/07           4,088
   16,795      Series 1993                                       7.71(b)      1/01/08          13,784
            Southern California Public Power Auth. RB,
    6,410      Series 1992                                       6.10(b)      7/01/04           4,441
    6,285      Series 1992                                       6.10(b)      7/01/04           4,236
            Colorado
    5,200   Arapahoe County IDA RB, Series 1991                  7.00         2/01/01           5,552
   10,000   Health Facilities Auth. Hospital RB,
               Series 1993                                       6.63         2/01/13          10,241
   10,310   Student Obligations RB, Series 1991A-2               6.90         9/01/02          10,730
            Connecticut
    5,475   Health and Educational Facilities Auth. RB,
               Series D                                          6.75         7/01/12           5,469
   10,000   Mashantucket (Western) Pequot Tribe RB,
               Series 1996A                                      6.40         9/01/11          10,153 (e)
            District of Columbia
            GO,
    9,000      Series 1987A                                      7.40         6/01/99           9,159
   27,750      Series 1993A                                      5.80         6/01/04          27,844
    7,500      Series 1994A-3                                    5.50         6/01/06           7,372
   11,780      Series E                                          5.75         6/01/05          11,787
   12,000      Series E                                          5.75         6/01/06          11,923
    6,250   Hospital RB, Series 1992B                            6.75         8/15/07           6,480
            Florida
            Dade County RB,
    7,410      Series 1996B (CRE)                                5.90(b)     10/01/10           3,385
    8,255      Series 1996B (CRE)                                6.00(b)     10/01/11           3,529
    8,610      Series 1996B (CRE)                                6.10(b)     10/01/12           3,450
    8,760      Series 1996B (CRE)                                6.20(b)     10/01/13           3,283
    5,000   Housing Finance Agency MFH RB,
               Series 1984C                                      6.25        12/01/06           5,248
    3,610   Miami Health Facilities Auth. RB,
               Series 1988A                                      7.75         8/01/00           3,784
    5,935   Nassau County PCRB, Series 1989                      7.65         6/01/06           6,281
    5,000   North Miami Educational Facilities RB                6.10         4/01/13           4,890
    1,280   Pensacola Health Facilities RB, Series 1988          7.50         1/01/98           1,312
            Georgia
    7,300   Gwinnett County MFH RB, Series 1985B (CRE)           7.50         6/01/98           7,503
    8,760   Metropolitan Atlanta Rapid Transit RB,
               Series M                                          6.25         7/01/03           9,368
    6,500   Municipal Electric Auth. RB, Series Q                7.75         1/01/00 (a)       6,809
            Illinois
    2,880   Bedford Park Tax Increment RB, Series 1993           7.38        12/01/04           3,285
   21,235   Chicago-O'Hare International Airport RB,
               Series 1994A (CRE)                                6.20         1/01/07          22,840
   10,110   Development Finance Auth. RB, Series 1995            7.00         3/01/07          10,433
    7,460   Forest Preserve District of Cook County GO,
               Series 1996 (CRE)                                 5.80        11/01/16           7,331
            Health Facilities Auth. RB,
    2,585      Series 1989                                       7.75         5/15/00 (a)       2,801
    6,700      Series 1992                                       7.00         1/01/07           7,085
    8,000      Series 1993B (CRE)                                5.75         8/15/14           7,752
    3,150      Series 1996                                       6.00         1/01/06           3,156
    7,815      Series 1996                                       6.38         1/01/15           7,817
    5,000      Series 1996A                                      6.00        11/15/15           4,901
    1,165   Independent Higher Education Loan Auth. RB,
               Series 1985 (CRE)                                 7.50        12/01/99           1,168
            Indiana
    6,000   Economic Development RB, Series 1996                 6.05         1/15/10           5,900
            Health Facility Financing Auth. RB,
      620      Series 1991                                       8.50         9/01/97             625
      205      Series 1991                                       8.50         9/01/98             209
      205      Series 1991                                       8.50         9/01/99             209
    5,900      Series 1993                                       5.90        11/01/09           5,916
   16,800      Series 1994                                       6.20         7/01/09          17,129
            Marion County Hospital Auth. RB,
    8,400      Series 1992                                       6.10        10/01/03           8,737
    6,500      Series 1992                                       6.55        10/01/08           6,806
            Pike Township School Building Corp. RB,
    4,600      Series 1992A                                      6.00         2/01/06           4,807
    4,700      Series 1992A                                      6.00         8/01/06           4,912
    3,150   Scottsburg Economic Development RB,
               Series 1990                                       7.13         3/01/99           3,242
            Iowa
    3,280   Higher Education Loan Auth. RB                       6.13        10/01/16           3,319
   10,000   Student Loan Liquidity Corp. RB, Series 1992A        6.45         3/01/02          10,557
            Louisiana
            Orleans Levee District RB,
    7,840      Series 1986 (CRE)                                 5.95        11/01/14           7,879
    7,865      Series 1986 (CRE)                                 5.95        11/01/15           7,884
    7,015      Series A (CRE)                                    5.95        11/01/10           7,271
            Maine
   40,400   Bucksport Solid Waste Disposal RB                    6.25         5/01/10          41,229
            Maryland
            Community Development Administration RB,
    2,260      1987 Second Series                                7.60         4/01/99           2,307
    8,000      Series 1996A                                      5.88         7/01/16           7,999
            Massachusetts
   15,000   GO, Series 1991D                                     6.63         7/01/03          16,296
    3,640   Housing Finance Agency RB, Series 1992C              6.35        11/15/03           3,850
   11,545   Industrial Finance Agency RB, Series 1989A           7.10         8/01/99          11,938
            Michigan
    8,000   Detroit Building Auth. RB, Series 1996A (CRE)        6.15         2/01/11           7,955
    4,450   Detroit GO, Series 1996B (CRE)                       5.50         4/01/14           4,298
   23,330   Dickinson County Economic Development
               Corp. RB, Series 1989                             6.55         3/01/07          24,331
            Hospital Finance Auth. RB,
    5,000      Series 1995A                                      7.50        10/01/07           5,414
      325      Series 1996                                       5.90        10/01/04             326
      100      Series 1996                                       6.00        10/01/05             100
      150      Series 1996                                       6.10        10/01/06             150
      160      Series 1996                                       6.20        10/01/07             160
    2,600      Series 1996                                       6.25        10/01/16           2,546
            Minnesota
    4,205   Maplewood Health Care Facility RB,
               Series 1996                                       5.95        11/15/06           4,162
            South St. Paul Housing and Redevelopment
               Auth. Hospital Facility RB,
   13,500      Series 1994                                       6.50        11/01/04          14,056
    9,095      Series 1994                                       6.75        11/01/09           9,405
            Mississippi
            Lafayette County Hospital RB,
      640      Series 1991A                                      7.70         3/01/03             692
    3,305      Series 1991B                                      7.70         3/01/03           3,576
    3,720   Prentiss County Hospital RB, Series 1985             6.50         2/01/05           3,771
            Union County Hospital RB,
      975      Series 1991A                                      7.70         3/01/03           1,055
    1,815      Series 1991B                                      7.70         3/01/03           1,964
            Montana
    5,000   Montana Health Facility Auth. Hospital RB,
               Series 1997                                       5.50         6/01/11           4,833
            Nevada
   16,640   Clark County School District GO,
               Series 1991B (CRE)                                6.24(b)      3/01/04          11,845
    3,000   Housing Division SFH RB, Series 1995D-1              5.90        10/01/14           3,009
            New Hampshire
            Higher Educational and Health Facilities Auth. RB,
    1,535      Series 1985A (CRE)                                7.50        12/01/00           1,544
    1,775      Series 1990                                       8.50        12/01/01           1,850
    3,000      Series 1997 (CRE)                                 5.80        10/01/12           2,873
    5,055      Series 1997 (CRE)                                 5.90        10/01/18           4,801
            New Jersey
   15,000   Economic Development Auth. RB,
               Series 1994A (CRE)                                5.88         7/01/11          15,304
   31,260   Turnpike Auth. RB, Series 1991A                      6.50         1/01/03          33,173
            New Mexico
    6,345   Chaves County Hospital RB, Series 1992               7.25        12/01/10           6,764
            New York
            Dormitory Auth. Mental Health Services
               Facilities Improvement RB,
    2,055      Series 1997A                                      5.75         2/15/10           2,004
    2,000      Series 1997A                                      5.75         2/15/11           1,944
    2,000      Series 1997A                                      5.75         2/15/12           1,936
    2,460      Series 1997B                                      5.75         2/15/10           2,399
    4,050      Series 1997B                                      5.75         2/15/12           3,920
    4,675      Series 1997B                                      5.50         8/15/17           4,319
            Dormitory Auth. RB,
    7,625      Series 1993A                                      5.88         5/15/11           7,716
    2,725      Series 1994B                                      5.90         5/15/06           2,790
    2,500      Series 1994B                                      6.00         5/15/07           2,565
    1,000      Series 1995A                                      5.88         5/15/07           1,019
    2,000      Series 1995A                                      5.90         5/15/08           2,027
    3,500      Series 1995A                                      6.00         5/15/09           3,546
    2,250      Series 1995A                                      6.00         5/15/10           2,269
    2,175      Series 1995A                                      6.00         5/15/11           2,185
    5,000      Series 1996                                       5.50         7/01/09           4,831
    3,495      Series 1996B                                      6.50         8/15/10           3,710
    4,065   Dormitory Auth. RB, Lutheran Center at
               Poughkeepsie, Series 1997 (CRE)                   6.00         7/01/14           4,004
            Dormitory Auth. RB, New York City University,
    5,000      1996 Series 2                                     6.00         7/01/09           5,056
    1,760      1996 Series 2                                     6.00         7/01/10           1,773
    5,500      Series 1993A                                      5.75         7/01/13           5,442
    2,680   Dormitory Auth. RB, Nyack Hospital,
               Series 1996                                       6.00         7/01/06           2,699
            Dormitory Auth. State University Educational
               Facilites RB,
   14,120      Series 1996                                       5.75         5/15/13          13,701
    7,000      Series 1996                                       5.75         5/15/16           6,687
    6,550   Environmental Facilities Corp. PCRB,
               Series 1991E                                      6.40         6/15/03           7,051
            Housing Finance Agency Service Contract RB,
    2,275      Series 1995A                                      6.25         9/15/10           2,308
    4,420      Series 1996A                                      6.00         9/15/16           4,296
            Medical Care Facilities Finance Agency RB,
    5,000      Series 1994A (CRE)                                6.40         2/15/07           5,484
    5,000      Series 1994A (CRE)                                6.50         2/15/08           5,481
   10,000      Series 1994A                                      6.13         8/15/13           9,772
    2,675      Series 1995A                                      6.70         2/15/05           2,799
    2,750      Series 1995A                                      6.70         8/15/05           2,866
    2,860      Series 1995A                                      6.75         2/15/06           2,976
    2,940      Series 1995A                                      6.75         8/15/06           3,064
    3,045      Series 1995A                                      6.80         2/15/07           3,166
    3,130      Series 1995A                                      6.80         8/15/07           3,255
    7,780      Series 1995A                                      6.00        11/15/10           7,883
    5,700      Series 1995A                                      6.80         8/15/12           5,911
    1,825   Mortgage Agency RB, Series EE-1                      7.75        10/01/00           1,864
            New York City GO,
    1,375      Series 1991D                                      8.00         8/01/99           1,479
   10,160      Series 1991D                                      8.00         8/01/99          10,890
      615      Series 1992H                                      6.88         2/01/04 (a)         676
   12,165      Series 1992H                                      6.88         2/01/04          12,957
   17,000      Series 1993B                                      6.75        10/01/04          18,110
    9,000      Series 1993C                                      6.50         8/01/04           9,490
   15,000      Series 1994A                                      6.25         8/01/08          15,317
   10,000      Series 1996G                                      5.75         2/01/10           9,639
   13,000   New York City Municipal Assistance Corp. RB,
               Series 67                                         7.30         7/01/00          13,951
            New York City Municipal Water Finance RB,
    3,295      Series 1992A                                      6.70         6/15/03           3,586
    3,345      Series 1992A                                      6.70         6/15/03 (a)       3,621
    2,500   The City University of New York COP,
               Series 1995A                                      6.00         8/15/06           2,545
            Thruway Auth. RB,
    7,500      Series 1995                                       6.00         4/01/09           7,511
    2,150      Series 1995                                       6.10         4/01/10           2,164
            Urban Development Corp. RB,
   20,955      Series 1993                                       5.75         1/01/13          20,424
   21,700      Series 1993                                       5.50         1/01/15          20,276
            North Carolina
    6,000   Municipal Power Agency #1 RB, Series 1992            6.00         1/01/04           6,170
            Ohio
    6,750   Dayton Special Facilities RB, Series 1988C           6.05        10/01/09           6,809
    4,000   IDA RB, Series 1992                                  5.75        12/01/02           4,164
            Oklahoma
            Holdenville Industrial Auth. RB,
    1,650      Series 1995                                       6.60         7/01/10           1,666
    3,250      Series 1995                                       6.70         7/01/15           3,283
            Industries Auth. Health Facilities RB,
    2,350      Series 1989A                                      7.30         6/01/01 (a)       2,530
    2,045      Series 1989A                                      7.30         6/01/01           2,189
    2,355   Tulsa County Home Finance Auth. RB,
               Series 1990 (CRE)                                 7.10         5/01/02           2,575
    4,500   Valley View Hospital Auth. RB, Series 1996           5.75         8/15/06           4,348
            Pennsylvania
   35,000   Finance Auth. RB                                     6.60        11/01/09          37,034
    9,440   GO, Second Series 1992                               6.11(b)      7/01/04           6,549
    3,565   Housing Finance Agency RB, Series 1992               5.90         7/01/04           3,679
    6,000   Montgomery County IDA RB, Series 1996B               5.63        11/15/12           5,721
   17,500   Philadelphia Water and Wastewater RB,
               Series 1993 (CRE)                                 5.65         6/15/12          17,046
    5,000   York County IDA RB, Series 1992                      6.25         7/01/02           5,306
            Puerto Rico
            Electric Power Auth. RB,
    9,000      Series N                                          5.00         7/01/12           8,175
    5,000      Series S                                          7.00         7/01/06           5,583
    4,420      Series X                                          5.80         7/01/09           4,478
    4,500      Series X                                          5.90         7/01/10           4,576
    4,000      Series X                                          6.00         7/01/11           4,082
    4,220      Series Z                                          5.50         7/01/12           4,101
   22,200   Housing Bank and Finance Agency RB                   7.50        12/01/06          25,134
    8,005   Municipal Finance Agency RB, Series 1992A            5.80         7/01/04           8,257
   14,060   Public Building Auth. GO, Series K                   6.50         7/01/03          15,162
            Public Improvement GO,
    7,500      Series 1994                                       6.10         7/01/06           7,911
    7,825      Series 1994                                       6.20         7/01/07           8,252
            Rhode Island
            Health and Educational Building Corp. RB,
    3,385      Series 1996 (CRE)                                 5.50         5/15/12           3,324
    7,600      Series 1996 (CRE)                                 5.50         5/15/16           7,270
            Housing and Mortgage Finance Corp. RB,
    6,180      Series 15-B                                       6.30        10/01/07           6,399
    7,600      Series 1995A (CRE)                                5.70         7/01/07           7,711
            South Carolina
    3,000   Marion County Hospital District RB (CRE)             5.50        11/01/15           2,853
            South Dakota
    5,400   Rapid City IDA RB, Series 1990                       7.25        11/01/00           5,797
            Tennessee
    3,000   Health, Educational and Housing Facilities
               Board of the County of Knox RB,
               Series 1996 (CRE)                                 5.50         4/15/11           2,931
            Texas
   12,000   Bexar County Health Facilities Development
               Corp. RB, Series 1993 (CRE)                       5.88        11/15/10          12,136
    2,340   Brazos County Health Facilities RB,
               Series 1989B                                      7.50         1/01/01 (a)       2,427
            Fort Worth Higher Education Finance Corp. RB,
      490      1997A                                             5.40        10/01/05             480
      515      1997A                                             5.50        10/01/06             503
      545      1997A                                             5.50        10/01/07             528
      575      1997A                                             5.63        10/01/08             559
    2,670      1997A                                             6.00        10/01/12           2,615
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
               Series 1992                                       6.13        11/01/04          16,331
    6,200   Gulf Coast Waste Disposal Auth. RB,
               Series 1994                                       5.70         5/01/06           6,359
    9,175   Harris County Toll Road RB,
               Series 1995A (CRE)                                5.90(b)      8/15/10           4,312
            Houston Water and Sewer Systems RB,
      175      1992B                                             6.00        12/01/04 (a)         187
    4,825      1992B                                             6.00        12/01/04           5,131
   11,700   Lower Colorado River Auth. RB,
               Series 1992 (CRE)                                 6.45(b)      1/01/03           8,741
    8,565   Municipal Power Agency RB, Series 1987               5.50         9/01/13           8,199
   11,790   Public Finance Auth. RB (CRE)                        6.06(b)      2/01/04           8,309
            San Antonio Electric and Gas RB,
    4,190      Series 1989                                       7.00         2/01/01           4,417
   10,000      Series 1991B (CRE)                                6.38(b)      2/01/04           7,044
    4,000   Southwest Higher Education Auth. RB,
               Series 1995 (CRE)                                 5.13        10/01/16           3,687
    4,000   Trinity River IDA RB                                 7.25         2/01/04           4,463
    6,075   Tyler Health Facilities Development Corp. RB,
               Series 1993B                                      6.63        11/01/11           6,200
    6,880   Water Resources Finance Auth. RB, Series 1989        7.25         2/15/01           7,290
            Utah
            Intermountain Power Agency RB,
    8,105      Series 1987A (CRE)                                5.00         7/01/12           7,431
   16,430      Series 1988B (CRE)                                6.48(b)      7/01/03          11,931
   21,895      Series 1988B (CRE)                                6.18(b)      7/01/04          14,999
    7,000   Juab County PCRB, Series 1991                        6.00(d)      8/01/11           6,953
            Virginia
   11,100   Housing Development Auth. Commonwealth
               Mortgage RB, Series 1990B, Subseries B5           6.90         7/01/13          11,506
    5,000   Isle of Wight County IDA PCRB, Series 1994           5.80         5/01/04           5,157
            Washington
   15,800   GO, Series R-1989B                                   7.20         9/01/00          16,389
    5,500   King County GO, Series 1993A                         5.90        12/01/07           5,742
            West Virginia
   16,940   School Building Auth. RB, Series 1994                6.25         7/01/04          17,927
            Wisconsin
            Health and Educational Facilities Auth. RB,
   11,500      Series 1993 (CRE)                                 5.25         8/15/12          10,839
    4,130      Series 1995A (CRE)                                5.25         8/15/12           3,893
            Professional Baseball Park District RB,
    1,500      Series 1996 (CRE)                                 5.50        12/15/13           1,473
    2,540      Series 1996 (CRE)                                 5.55        12/15/14           2,492
    2,275      Series 1996 (CRE)                                 5.60        12/15/15           2,231
    2,750      Series 1996 (CRE)                                 5.65        12/15/16           2,695
            Wyoming
      306   Farm Loan Board COP, Series 1989 (CRE)               6.50        12/01/99             305
------------------------------------------------------------------------------------------------------

            Total fixed rate instruments (cost: $1,487,845)                                 1,538,438
------------------------------------------------------------------------------------------------------



                                                           Put Bonds (8.5%)
            Alabama
    4,000   Housing Finance Auth. MFH RB,
               Series 1992C (CRE)                                5.90         8/01/07           4,030
            California
    3,535   Woodland MFH RB, Series 1994A                        6.05        12/01/24           3,642
            Florida
   10,055   Broward County Housing Finance Auth. MFH RB,
               Series 1991 (CRE)                                 7.20         5/01/07          10,362
            Housing Finance Agency MFH RB,
    4,300      Series 1996R-1                                    5.65        12/01/26           4,268
    4,500      Series 1996S-1                                    5.65        12/01/26           4,466
            Illinois
   13,615   Arlington Heights MFH RB, Series 1991 (CRE)          7.25         5/01/11          13,982
    5,435   Glendale Heights MFH RB, Series 1996                 5.65         4/01/21           5,485
   14,295   Hoffman Estates MFH RB, Series 1996                  5.75         6/01/21          14,303
            Kansas
    6,590   Merriam MFH RB, Series 1991A (CRE)                   7.25         4/01/21           6,839
            Louisiana
   18,110   Public Facilities Auth. RB, Health and
               Education Facilities, Series 1985A (CRE)          7.30        12/01/15          18,185
    4,360   Shreveport Home Mortgage Auth. RB,
               Series 1995A (CRE)                                6.40         9/01/25           4,436
            New Mexico
            Bernalillo County MFH RB,
    7,700      Series 1994A (CRE)                                6.50        10/01/19           7,918
    3,320      Series 1995 (CRE)                                 5.80        11/01/25           3,403
            Ohio
    5,500   Montgomery County IDA RB, Series 1992 (CRE)          6.50         2/01/07           5,778
            Pennsylvania
            Philadelphia IDA RB,
    3,500      Series 1997A                                      6.50        10/01/27           3,400
    4,000      Series 1997B                                      6.50        10/01/27           3,852
            Texas
    2,500   Gregg County Housing Finance Corp. RB,
               Series 1995A (CRE)                                6.40         9/01/25           2,578
            Utah
      550   Housing Finance Agency RB, Series 1985B              9.13         7/01/07             554
            Salt Lake County MFH RB,
   10,240      Series 1995A-1 (CRE)                              5.70        10/01/25          10,288
    6,500      Series 1995B-1 (CRE)                              5.70        10/01/25           6,530
            Washington
            Chelan County Public Utility District #1 RB,
    5,650      Series E                                          5.70         7/01/68           5,624
    6,845      Series E                                          5.70         7/01/68           6,786
-------------------------------------------------------------------------------------------------------

            Total put bonds (cost: $144,609)                                                  146,709
-------------------------------------------------------------------------------------------------------



                                                   Variable Rate Demand Notes (0.8%)
            Arizona
 $  1,300   City of Chandler IDA RB, Series 1997 (CRE)           3.50%       12/01/15     $     1,300
            Florida
      500   Volusia County Health Facilities Auth. RB,
               Series 1995 (CRE)                                 3.80         9/01/20             500
            New York
    4,700   St. Lawrence County IDA PCRB,
               Series 1985 (CRE)                                 4.00        12/01/07           4,700
            Texas
    6,100   Port Arthur Navigation District IDC PCRB,
               Series 1985 (CRE)                                 4.00         5/01/03           6,100
            Virginia
      800   Henrico County IDA RB, Series 1994 (CRE)             3.90         5/01/24             800
-------------------------------------------------------------------------------------------------------

            Total variable rate demand notes (cost: $13,400)                                   13,400
-------------------------------------------------------------------------------------------------------

            Total investments (cost: $1,645,854)                                          $ 1,698,547
=======================================================================================================


                                 Portfolio Summary By Industry
                                 -----------------------------
                         Hospitals                                       16.9%
                         General Obligations                             14.2
                         Multi-Family Housing                             9.3
                         Special Assessment/Tax/Fee                       8.5
                         Electric Power                                   7.9
                         Education                                        6.1
                         Toll Roads                                       5.6
                         Paper & Forest Products                          4.9
                         Single-Family Housing                            2.9
                         Finance - Municipal                              2.6
                         Escrowed Securities                              2.3
                         Student Loan                                     1.9
                         Healthcare - Miscellaneous                       1.6
                         Sales Tax Obligations                            1.4
                         Airports                                         1.3
                         Nursing Care                                     1.3
                         Water/Sewer                                      1.3
                         Buildings                                        1.0
                         Water Utilities                                  1.0
                         Other                                            6.4
                                                                         ----
                         Total                                           98.4%
                                                                         ====


                                            Portfolio Summary By State
                                            --------------------------
Alabama                  .4%           Alaska                    .5%         Arizona                .3%
Arkansas                1.1            California               7.1          Colorado              1.5
Connecticut              .9            District of Columbia     4.3          Florida               3.2
Georgia                 1.4            Illinois                 6.5          Indiana               3.4
Iowa                     .8            Kansas                    .4          Louisiana             2.6
Maine                   2.4            Maryland                  .6          Massachusetts         1.9
Michigan                2.6            Minnesota                1.6          Mississippi            .6
Montana                  .3            Nevada                    .9          New Hampshire          .6
New Jersey              2.8            New Mexico               1.0          New York             18.2
North Carolina           .4            Ohio                     1.0          Oklahoma              1.0
Pennsylvania            4.8            Puerto Rico              5.5          Rhode Island          1.4
South Carolina           .2            South Dakota              .3          Tennessee              .2
Texas                   6.9            Utah                     3.4          Virginia              1.0
Washington              2.0            West Virginia            1.0          Wisconsin             1.4

                                                                             Total                98.4%




Short-Term Fund
Portfolio of Investments in Securities
(In Thousands)

March 31, 1997


Principal                                                     Coupon          Final          Market
 Amount              Security                                  Rate          Maturity         Value
 ------              --------                                  ----          --------         -----

                         Fixed Rate Instruments (66.9%)
            Alaska
            North Slope Borough GO,
 $  7,000      Series 1988G (CRE)                                8.35%        6/30/98     $     7,340
    1,250      Series 1995A (CRE)                                4.85(b)      6/30/99           1,125
            Arizona
    1,750   Educational Loan Marketing Corp. RB,
               Series 1992A                                      6.70         3/01/00           1,826
            Arkansas
      560   Mississippi County Hospital RB, Series 1992B         6.05         5/01/97             560
      815   St. Francis County Hospital RB, Series 1985          5.40        12/01/97             821
            California
    2,550   Central Valley Cogeneration RB, Series 1993          5.40         7/01/00           2,571
    4,710   Pleasanton Joint Powers Financing Auth. RB,
               Series 1993A                                      5.20         9/02/98           4,761
            Sacramento Cogeneration Auth. RB,
    1,000      Series 1995                                       5.80         7/01/01           1,019
      900      Series 1995                                       5.90         7/01/02             921
      900      Series 1995                                       6.00         7/01/03             927
   12,615   San Joaquin Hills Transportation RB                  7.10(b)      1/01/00          10,996
    3,500   San Joaquin Hills Transportation RB                  7.16(b)      1/01/01           2,891
    2,000   Statewide Communities Development Auth. COP          4.60         1/01/99           1,990
    1,500   Statewide Communities Development Auth. COP          4.80         1/01/00           1,489
    1,500   Statewide Communities Development Auth. COP          5.00         1/01/01           1,485
    1,000   Statewide Communities Development Auth. COP          5.10         1/01/02             988
            Connecticut
            Mashantucket (Western) Pequot Tribe RB,
    2,000      Series 1996A                                      6.25         9/01/01           2,069 (e)
    2,500      Series 1996A                                      6.25         9/01/02           2,591 (e)
    3,000      Series 1996A                                      6.25         9/01/03           3,118 (e)
    2,500      Series 1996A                                      6.50         9/01/06           2,624 (e)
            District of Columbia
   18,790   GO, Series 1994A-3                                   4.70         6/01/99          18,659
            Hospital RB,
    1,450      Series 1996A (CRE)                                5.00         8/15/02           1,453
    1,530      Series 1996A (CRE)                                5.50         8/15/03           1,570
    1,610      Series 1996A (CRE)                                5.50         8/15/04           1,647
            Florida
    1,470   Nassau County PCRB                                   5.60         6/01/00           1,493
    1,115   Orange County Health Facilities Auth. RB,
               Series 1995                                       5.63         7/01/01           1,112
            Georgia
    4,000   Camden County Development Auth. PCRB,
               Series 1997                                       5.25         4/01/02           3,990
            Guam
            GO,
   21,000      Series 1994A                                      5.75         8/15/99          21,266
    2,000      Series 1994A                                      5.25         9/01/99           2,003
    5,000      Series 1995A                                      5.38         9/01/00           5,009
   10,000      Series 1995A                                      5.50         9/01/01          10,023
            Power Auth. RB,
    1,640      Series 1994A                                      5.50        10/01/99           1,653
    1,725      Series 1994A                                      5.60        10/01/00           1,743
            Idaho
    3,330   Student Loan RB, Series 1992                         6.00         4/01/97           3,330
            Illinois
    9,000   Cook County GO (CRE)                                 7.38        11/01/08 (a)       9,776
            Development Finance Auth. RB,
    1,215      Series 1995                                       6.13         3/01/98           1,219
    1,285      Series 1995                                       6.25         3/01/99           1,296
    2,490   Health Facilities Auth. RB, Series 1996              5.60         1/01/02           2,503
    4,310   Hodgkins Tax Increment RB, Series 1995A              6.90        12/01/01           4,429
            Indiana
    6,745   Development Finance IDA RB, Series 1996              4.80         6/01/00           6,755
            Health Facility Financing Auth. RB,
   20,300      Series 1993                                       5.40        11/01/05          20,611
   10,500      Series 1994                                       5.38         7/01/01          10,660
    1,400   Marion County Hospital Auth. RB, Series 1992         5.25        10/01/97           1,406
            Louisiana
   11,310   De Soto Parish PCRB, Series 1993A                    5.05        12/01/02          11,342
            Offshore Terminal Auth. RB,
    7,920      Series 1992B                                      6.00         9/01/01           8,255
    5,000      Series 1992B                                      6.20         9/01/03           5,291
    5,830      Series 1994B                                      5.85         9/01/00           6,026
    3,440   Saint Charles Parish PCRB                            7.63         6/01/03           3,623
            Maine
            Jay PCRB,
    5,500      Series 1994A                                      4.65         9/01/02           5,389
    8,305      Series 1994B                                      4.70         6/01/02           8,163
            Massachusetts
            New England Education Loan Marketing Corp. RB,
   17,000      Series 1985A                                      5.80         3/01/02          17,555
    5,000      Series 1992A                                      6.13         9/01/99           5,173
            Michigan
            Hospital Finance Auth. RB,
    3,500      Series 1995                                       7.00        10/01/01           3,664
    3,500      Series 1995A                                      6.80        10/01/00           3,626
      210      Series 1996                                       4.70        10/01/98             210
      245      Series 1996                                       5.00        10/01/99             245
      255      Series 1996                                       5.30        10/01/00             255
      130      Series 1996                                       5.50        10/01/01             130
      275      Series 1996                                       5.70        10/01/02             275
      285      Series 1996                                       5.80        10/01/03             286
            New Jersey
    1,050   Camden County Improvement Auth. RB,
               Series 1997                                       4.75         2/15/00           1,037
            New York
            Dormitory Auth. RB,
    1,285      Series 1994B                                      5.10         5/15/99           1,296
    2,190      Series 1994B                                      5.30         5/15/00           2,217
    6,450      Series 1995A                                      5.10         5/15/00           6,490
    6,350      Series 1995A                                      5.25         5/15/01           6,392
    7,500      Series 1995A                                      5.40         5/15/02           7,563
      810      Series 1996                                       4.65         7/01/97             810
      705      Series 1996                                       5.10         7/01/98             706
    1,160      Series 1996                                       5.35         7/01/99           1,164
    1,000      Series 1996                                       4.90         5/15/00           1,001
    1,350      Series 1996                                       5.00         5/15/01           1,347
    1,170      Series 1996                                       5.65         7/01/01           1,177
    1,000      Series 1996                                       5.10         5/15/02             995
    3,245      Series 1996-2                                     5.00         7/01/00           3,253
    1,285      Series 1996-2                                     5.10         7/01/01           1,285
    1,250   Dormitory Dept. of Health RB, Series 1996            4.75         7/01/01           1,237
   25,805   Environmental Facilities Corp. PCRB,
               Series 1994A                                      5.50         6/15/99          26,300
    5,325   Medical Care Facilities Finance Agency RB,
               Series 1994A (CRE)                                5.80         2/15/01           5,511
            New York City GO,
   10,000      Series 1994D                                      6.00         8/15/99          10,287
    8,000      Series 1994H                                      5.30         8/01/99           8,104
    5,000      Series 1995A                                      5.40         8/01/00           5,076
    5,000      Series 1995D                                      6.50         2/01/02           5,235
    3,325      Series 1996K                                      5.50         4/01/01           3,372
    4,010   State COP                                            4.90         2/01/02           3,966
    4,040   State COP                                            4.90         8/01/02           3,988
    2,035   State COP                                            5.00         2/01/03           2,013
   11,165   The City University of New York COP                  5.75         8/15/03          11,342
    7,880   Thruway Auth. RB, Series 1995                        5.10         4/01/01           7,843
            Urban Development Corp. RB,
    4,400      Series 1993                                       5.25         1/01/03           4,402
    1,715      Series 1996-7                                     4.75         1/01/02           1,685
            North Carolina
   11,000   Eastern Municipal Power Agency RB,
               Series 1996A                                      5.10         1/01/00          11,021
            Oklahoma
            Holdenville Industrial Auth. RB,
    1,115      Series 1995                                       5.45         7/01/00           1,116
    1,380      Series 1995                                       6.15         7/01/04           1,384
      510      Series 1995                                       6.35         7/01/06             512
      990   Valley View Hospital Auth. RB, Series 1996           5.00         8/15/98             989
            Pennsylvania
            Beaver County Finance Auth. RB,
   18,175      Series 1986A (CRE)                                8.00        11/01/09 (a)      19,059
    8,545      Series 1986B (CRE)                                8.00        11/01/09 (a)       8,961
    4,435   East Hempfield Township IDA RB, Series 1996          5.00         8/01/01           4,445
   17,290   Higher Education Assistance Agency Student
               Loan RB, Series 1985A (CRE)                       6.80        12/01/00          18,318
            Puerto Rico
   10,000   Collection Center COP                                6.85        10/17/03          10,237 (e)
            Electric Power Auth. RB,
    4,365      Series S                                          6.00         7/01/99           4,481
    3,600      Series T                                          6.00         7/01/99           3,696
    5,000   Highway and Transportation Auth. RB, Series U        5.50         7/01/97           5,019
    5,000   Municipal Finance Agency RB, Series 1992A            4.75         7/01/97           5,007
            Tennessee
    2,500   Shelby County Hospital RB, Series 1993               5.10        11/01/03           2,468
            Texas
            Abilene Higher Education Facilities Corp. RB,
    1,335      Series 1995                                       5.30        10/01/99           1,345
    1,280      Series 1995                                       5.40        10/01/00           1,296
    1,480      Series 1995                                       5.50        10/01/01           1,500
    1,000      Series 1995                                       5.60        10/01/02           1,011
    6,000   Calhoun County Navigation IDA PCRB,
               Series 1995                                       4.65         6/01/01           5,939
            Fort Worth Higher Education Finance Auth. RB,
      360      Series 1997A                                      4.50        10/01/99             358
      380      Series 1997A                                      4.75        10/01/00             376
      395      Series 1997A                                      4.90        10/01/01             390
      415      Series 1997A                                      5.00        10/01/02             409
      440      Series 1997A                                      5.10        10/01/03             433
      460      Series 1997A                                      5.25        10/01/04             451
    1,450   Houston Water and Sewer System RB,
               Series 1992B                                      4.90        12/01/97           1,458
    4,090   Pasadena GO, Series 1994                             5.75         2/15/99           4,188
            West Virginia
    6,000   Kanawha County PCRB, Series 1997                     5.25         4/01/02           5,984
   13,480   School Building Auth. Capital Improvement RB,
               Series 1994                                       6.00         7/01/00          13,984
---------------------------------------------------------------------------------------------------------

            Total fixed rate instruments (cost: $532,544)                                     538,155
---------------------------------------------------------------------------------------------------------



                                                           Put Bonds (11.2%)
            California
    3,500   Brentwood Infrastructure Financing Auth.
               Capital Improvement RB, Series 1996 (CRE)         5.25         6/01/26           3,500
    7,385   Redwood MFH RB, Series 1985B (CRE)                   5.20        10/01/08           7,260
    6,500   South Gate Public Financing Auth. RB,
               Series 1997 (CRE)                                 4.75         9/01/19           6,500
    4,750   Vallejo Housing Auth. MFH RB,
               Series 1985A (CRE)                                5.00         6/01/07           4,765
            Colorado
    5,000   Denver City and County Airport System RB,
               Series 1991C (CRE)                                6.00        12/01/25           5,035
            Florida
            Housing Finance Agency MFH RB,
    5,000      Series 1983F (CRE)                                5.35        12/01/05           5,100
    4,000      Series 1983G (CRE)                                5.35        12/01/05           4,080
    5,000      Series 1987 (CRE)                                 4.85         2/01/08           4,995
    5,200      Series 1995D (CRE)                                5.10         4/01/13           5,200
    5,630      Series 1995K (CRE)                                4.85        12/01/05           5,630
            Illinois
    5,000   Development Finance Auth. RB,
               Series 1993A (CRE)                                5.00         1/01/28           5,005
            Minnesota
   15,000   Minneapolis and St. Paul Housing and
               Redevelopment RB, Series 1996A (CRE)              5.13         6/01/32          15,007
            Pennsylvania
    3,800   Armstrong County Hospital Auth. RB,
               Series 1992A (CRE)                                5.25        11/01/12           3,825
            Texas
    7,990   Lewisville Special Assessment Bonds,
               Series 1996 (CRE)                                 5.00         5/01/21           7,961
    6,000   Tarrant County Housing Finance Corp. MFH RB,
               Series 1985 (CRE)                                 4.90         9/01/06           6,000
--------------------------------------------------------------------------------------------------------

            Total put bonds (cost: $89,755)                                                    89,863
--------------------------------------------------------------------------------------------------------

                                     Variable Rate Demand Notes (20.5%)
            Alabama
    5,500   Phenix Enviromental Improvement RB,
               Series 1985 (CRE)                                 4.00        10/01/25           5,500
            California
    1,500   Covina Redevelopment Agency MFH RB,
               Series 1994A (CRE)                                3.65        12/01/15           1,500
   10,500   Fontana COP, Series 1991 (CRE)                       4.10         7/01/21          10,500
    1,890   Sacramento County MFH RB, Series 1988B (CRE)         4.35        12/01/98           1,890
            Florida
    3,500   Atlantic Beach Improvement and Refunding RB,
               Series 1994B (CRE)                                3.90        10/01/24           3,500
      300   Brevard County Housing Finance Auth. MFH RB,
               Series 1993 (CRE)                                 3.65         7/01/05             300
      100   Jacksonville Hospital RB, Series 1988 (CRE)          3.60         2/01/18             100
    1,600   Orange County Housing Finance Auth. RB,
               Series 1991A (CRE)                                3.65        10/01/10           1,600
            Illinois
   15,045   Housing Development Auth. RB,
               Series 1985U (CRE)                                3.75         1/01/08          15,045
      870   West Frankfort Commercial Redevelopment RB           6.39         4/01/07             870
            Kansas
    3,240   Kansas City PCRB, Series 1985                        3.65        11/01/07           3,240
            Minnesota
    4,600   Saint Louis Park Industrial Development RB (CRE)     4.00         8/01/14           4,600
    4,005   St. Cloud Housing & Redevelopment Auth. RB,
               Series 1997 (CRE)                                 3.70         3/01/22           4,005
      500   St. Paul Housing and Redevelopment Auth. RB,
               Series 1982A (CRE)                                3.60        12/01/12             500
            New York
    3,700   Chautauqua County IDA IDRB,
               Series 1984A (CRE)                                4.05         1/01/00           3,700
            New York City Housing Development Corp. RB,
   39,990      Series 1984A (CRE)                                4.10        12/01/16          39,990
   12,475      Series 1985A (CRE)                                4.10        12/01/09          12,475
            North Carolina
   18,700   Medical Care Commission Hospital RB,
               Series 1985 (CRE)                                 3.50        12/01/25          18,700
            Oregon
    2,550   Port St. Helens PCRB, Series 1985A (CRE)             4.00         4/01/10           2,550
            South Carolina
    2,400   Sumter County IDRB, Series 1982 (CRE)                3.78        12/01/02           2,400
            Texas
    3,000   Boatmen's St. Louis Grantor Trust #1 COP,
               Series 1996A (CRE)                                3.60         6/30/01           3,000
    4,100   Port Arthur Navigation District IDC PCRB,
               Series 1985 (CRE)                                 4.00         5/01/03           4,100
            Virginia
    3,400   Henrico County IDA RB, Series 1994 (CRE)             3.90         5/01/24           3,400
            Washington
   15,600   Student Loan Finance Association RB,
               Series 1985-2nd (CRE)                             3.55         1/01/01          15,600
            Wyoming
    3,800   Lincoln County PCRB, Project C                       3.90        11/01/14           3,800
    2,400   Platte County RB, Series 1984A (CRE)                 4.00         7/01/14           2,400
----------------------------------------------------------------------------------------------------------

            Total variable rate demand notes (cost: $165,265)                                 165,265
----------------------------------------------------------------------------------------------------------

            Total investments (cost: $787,564)                                            $   793,283
==========================================================================================================


                                   Portfolio Summary By Industry
                                   -----------------------------

                         Multi-Family Housing                            15.0%
                         General Obligations                             13.4
                         Hospitals                                       11.6
                         Education                                        8.2
                         Special Assessment/Tax/Fee                       7.8
                         Student Loan                                     5.7
                         Electric Power                                   4.1
                         Finance - Municipal                              4.1
                         Paper & Forest Products                          4.0
                         Water Utilities                                  3.3
                         Toll Roads                                       2.7
                         Ports/Wharfs                                     2.4
                         Single-Family Housing                            1.9
                         Chemicals                                        1.7
                         Buildings                                        1.3
                         Gaming Companies                                 1.3
                         Escrowed Securities                              1.2
                         Oil - International                              1.0
                         Other                                            7.9
                                                                         ----
                         Total                                           98.6%
                                                                         ====


                                       Portfolio Summary By State
                                       --------------------------
Alabama                  .7%           Alaska                   1.1%         Arizona                .2%
Arkansas                 .2            California               8.2          Colorado               .6
Connecticut             1.3            District of Columbia     2.9          Florida               4.1
Georgia                  .5            Guam                     5.2          Idaho                  .4
Illinois                5.0            Indiana                  4.9          Kansas                 .4
Louisiana               4.3            Maine                    1.7          Massachusetts         2.8
Michigan                1.1            Minnesota                3.0          New Jersey             .1
New York               23.9            North Carolina           3.7          Oklahoma               .5
Oregon                   .3            Pennsylvania             6.8          Puerto Rico           3.5
South Carolina           .3            Tennessee                 .3          Texas                 5.0
Virginia                 .4            Washington               1.9          West Virginia         2.5
                                                                             Wyoming                .8
                                                                                                  ----
                                                                             Total                98.6%
                                                                                                  ====



Tax Exempt Money Market Fund
Portfolio of Investments in Securities
(In Thousands)

March 31, 1997


 Principal                                                      Coupon         Final
   Amount               Security                                 Rate        Maturity         Value
   ------               --------                                 ----        --------         -----

                        Variable Rate Demand Notes (51.7%)
            Alabama
 $  9,500   Evergreen Board IDRB, Series 1985 (CRE)              3.65%       12/01/04     $     9,500
            Alaska
    8,300   Anchorage Higher Education RB,
               Series 1993 (CRE)                                 3.45         7/01/17           8,300
            Arizona
            Maricopa County PCRB,
   28,235      Series 1985A (CRE)                                3.60         8/01/15          28,235
   24,800      Series 1994A (CRE)                                3.60         7/01/14          24,800
   10,200   Pinal County IDA RB, Series 1995 (CRE)               3.60        12/01/22          10,200
            California
    6,915   Los Angeles County Housing Auth. MFH RB,
               Series 1994B (CRE)                                3.65         9/01/18           6,915
    7,900   San Diego MFH RB, Series 1993A (CRE)                 3.55        12/01/15           7,900
            Statewide Communities Development Auth. COP,
   10,600      Kaiser Foundation Hospital, Series 1995           3.35        12/01/15          10,600
      400      Series 1993                                       3.40         7/01/08             400
            Colorado
    6,860   Commerce City Golf Enterprise RB,
               Series 1994 (CRE)                                 3.55        11/01/21           6,860
            Denver City and County Airport System RB,
   17,900      Series 1991B (CRE)                                3.60        12/01/25          17,900
    9,000      Series 1991C (CRE)                                3.65        12/01/25           9,000
            Delaware
    1,650   New Castle County Economic Development RB,
               Series 1993 (CRE)                                 3.50         8/15/20           1,650
            Florida
    5,800   Atlantic Beach Improvement and Refunding RB,
               Series 1994B (CRE)                                3.90        10/01/24           5,800
    2,000   Brevard County Housing Finance Auth. MFH RB,
               Series 1993 (CRE)                                 3.65         7/01/05           2,000
            Broward County Housing Finance Auth. MFH RB,
    5,800      Series 1985 (CRE)                                 3.55        12/01/10           5,800
    6,400      Series 1989 (CRE)                                 3.60         9/01/97           6,400
      300      Series 1990 (CRE)                                 3.60        10/01/07             300
      800   Dade County Health Facilities Auth. RB,
               Series 1990 (CRE)                                 4.00         9/01/20             800
    3,145   Dade County MFH RB, Series 1993-1 (CRE)              3.80         2/01/28           3,145
      550   Hillsborough County IDA IDRB,
               Series 1994 (CRE)                                 3.55         8/01/19             550
            Housing Finance Agency MFH RB,
    2,300      Series 1985GGG (CRE)                              3.60        12/01/08           2,300
    7,300      Series 1985MM (CRE)                               3.60        11/01/07           7,300
    7,710      Series 1990D (CRE)                                3.60        12/01/09           7,710
    2,800   Jacksonville Hospital RB, Series 1988 (CRE)          3.60         2/01/18           2,800
            Jacksonville IDA RB,
      900      Series 1993 (CRE)                                 3.50         7/01/13             900
    2,130      Series 1996 (CRE)                                 3.60         1/01/15           2,130
    2,285   Manatee County MFH RB, Series 1989A (CRE)            3.50         6/01/07           2,285
    2,100   Miami Health Facilities Auth. RB,
               Series 1992 (CRE)                                 3.50         3/01/12           2,100
    3,900   Orange County Health Facilities Auth. RB,
               Series 1992 (CRE)                                 3.30        11/15/14           3,900
    9,600   Palm Beach County Housing Finance Auth.
               MFH RB, Series 1988D (CRE)                        3.55        11/01/07           9,600
      300   Palm Beach County IDRB, Series 1990 (CRE)            3.50         5/01/02             300
    1,600   Pinellas County Housing Finance Auth. MFH RB,
               Series 1989A (CRE)                                3.50         7/01/07           1,600
    6,200   Sarasota County Health Facilities Auth. RB,
               Series 1989 (CRE)                                 3.50        12/01/19           6,200
    3,115   Sarasota Educational Facilities RB,
               Series 1996 (CRE)                                 3.50         2/01/21           3,115
            Georgia
    6,500   Catoosa County IDA RB, Series 1991 (CRE)             3.50        12/01/06           6,500
    6,655   Clayton County MFH RB, Series 1989 (CRE)             3.55        11/01/06           6,655
    5,565   Columbus IDA RB, Series 1991 (CRE)                   3.55         1/01/11           5,565
    6,000   De Kalb Private Hospital Auth. RAN,
               Series 1994B (CRE)                                3.45         3/01/24           6,000
            Fulton County Housing Auth. MFH RB,
   12,000      Series 1996 (CRE)                                 3.55         6/01/23          12,000
    5,100      Series 1996 (CRE)                                 3.55         8/01/26           5,100
            Marietta Housing Auth. MFH RB,
    5,000      Series 1993 (CRE)                                 3.55        10/01/26           5,000
    4,225      Series 1996 (CRE)                                 3.55         2/01/26           4,225
    3,370   Peachtree Development Auth. RB,
               Series 1988 (CRE)                                 3.65         7/01/10           3,370
            Illinois
            Development Finance Auth. MFH RB,
    7,400      Series 1991 (CRE)                                 3.95        10/01/25           7,400
   14,700      Series 1993 (CRE)                                 3.70        12/01/13          14,700
    2,600   Winnebago County Health Care Facility RB,
               Series 1996 (CRE)                                 3.55         1/01/17           2,600
            Kansas
    3,300   Wichita Health Systems RB,
               Series 1985XXV (CRE)                              3.65        10/01/11           3,300
            Kentucky
    3,625   Economic Development Auth. RB,
               Series 1996 (CRE)                                 3.55         7/01/16           3,625
    9,490   Hancock County Industrial Building RB,
               Series 1991 (CRE)                                 4.00         7/01/11           9,490
    9,100   Jefferson County MFH RB, Series 1996 (CRE)           3.55        12/01/26           9,100
            Ohio County PCRB,
   19,000      Series 1983 (CRE)                                 4.00         6/01/13          19,000
   20,000      Series 1985 (CRE)                                 4.00        10/01/15          20,000
            Louisiana
            Housing Finance Agency MFH RB,
    7,010      Series 1988A (CRE)                                3.85         1/01/26           7,010
    9,150      Series 1988B (CRE)                                3.85        12/01/25           9,150
   24,385   Orleans Levee District Capital Recovery
               Funding RB, Series 1988A (CRE)                    3.85        10/01/17          24,385
    5,000   Public Facilities Auth RB, Series 1996 (CRE)         3.65        12/01/14           5,000
    8,700   Public Facilities Auth. MFH RB,
               Series 1988 (CRE)                                 3.70        12/01/13           8,700
            Maryland
    6,750   Anne Arundel County RB, 1988 Issue (CRE)             3.55         6/15/11           6,750
    2,000   Baltimore County Revenue Auth. Golf Systems RB,
               Series 1996 (CRE)                                 3.45         1/01/16           2,000
    6,000   Baltimore IDA RB, Series 1986 (CRE)                  3.65         8/01/16           6,000
    3,650   Calvert County RB, Series 1987 (CRE)                 3.55        12/01/04           3,650
            Michigan
    1,000   State Hospital Finance Auth. RB, Series A (CRE)      3.55        12/01/23           1,000
    4,500   Tolfree Memorial Hospital Corp., Series D (CRE)      3.50         9/15/18           4,500
            Minnesota
    4,200   Hastings Hospital RB, Series 1988 (CRE)              3.70        11/01/13           4,200
   15,500   St. Paul Housing and Redevelopment Auth. RB,
               Series 1982A (CRE)                                3.60        12/01/12          15,500
            Mississippi
    4,020   Hinds County Urban Renewal RN,
               Series 1991 (CRE)                                 3.60         1/01/07           4,020
            Missouri
            Clayton IDA RB,
    5,925      Series 1994A (CRE)                                3.70        12/01/06           5,925
    5,975      Series 1994B (CRE)                                3.70         2/01/07           5,975
    8,525      Series 1995C (CRE)                                3.70         5/01/05           8,525
    5,000   Saint Louis County MFH RB, Series 1986 (CRE)         3.55        12/01/25           5,000
    2,700   Saint Louis IDA RB, Series 1994 (CRE)                3.80         8/30/97           2,700
            New Hampshire
    1,085   Housing Finance Auth. MFH RB,
               Series 1990 (CRE)                                 3.60         7/01/06           1,085
            New Jersey
            Economic Development Auth. RB,
    2,190      Series 1989 (CRE)                                 3.57        12/01/00           2,190
    4,550      Series 1989 (CRE)                                 3.70        12/01/19           4,550
            New Mexico
   20,000   Farmington PCRB, Series 1994A (CRE)                  3.60        11/01/13          20,000
            New York
    1,195   Dormitory Auth. RB, Series 1994A (CRE)               3.45         7/01/24           1,195
    2,600   Monroe County IDA RB, Series 1995D (CRE)             3.35         6/15/16           2,600
    1,300   New York City IDA RB, Series 1993 (CRE)              3.30         6/30/23           1,300
      300   Oswego County IDA PCRB, Series 1992                  3.40        12/01/08             300
            Ohio
    6,000   Clark County IDA RB (CRE)                            3.74        12/01/10           6,000
    4,800   Stark County IDRB, Series 1984 (CRE)                 3.40         9/01/01           4,800
    1,800   Warren County IDRB, Series 1985 (CRE)                3.55        12/01/05           1,800
            Oklahoma
    8,070   Cushing Municipal Auth. Correctional Facility,
               Series 1996 (CRE)                                 3.46        11/01/17           8,070
            Muskogee Industrial Trust RB,
    3,060      Series 1985, Muskogee Mall Project (CRE)          3.65        12/01/15           3,060
    2,600      Series 1985, Warmack-Muskogee
                 Project (CRE)                                   3.65        12/01/15           2,600
            Oregon
            Medford Hospital Facilities Auth. RB,
    4,000      Series 1985 (CRE)                                 3.60        12/01/15           4,000
    6,250      Series 1991 (CRE)                                 3.60         5/01/21           6,250
            Pennsylvania
   70,000   Harrisburg Auth. RB, Series 1996 (CRE)               3.60         7/01/21          70,000(f)
   20,000   Northeastern Hospital and Education Auth. RB,
               Series 1996 (CRE)                                 3.70         7/01/26          20,000
   17,000   York City General Auth. Pooled Financing RB,
               Series 1996 (CRE)                                 3.50         9/01/26          17,000
            South Carolina
    4,330   Housing Finance and Development Auth. RB,
               Series 1987 (CRE)                                 3.55        12/01/11           4,330
            Jobs and Economic Development Auth. RB,
    5,000      Series 1994 (CRE)                                 3.55        12/01/14           5,000
    2,000      Series 1996 (CRE)                                 3.55         6/01/18           2,000
            Tennessee
   14,205   Nashville and Davidson County Industrial
               Development Board RB, Series 1995 (CRE)           3.70        11/01/12          14,205
            Texas
      100   Amarillo Health Facilities Corp. RB,
               Series 1996A (CRE)                                3.50         8/15/06             100
      100   Bexar County Health Facilities RB,
               Series 1985B (CRE)                                3.40         3/01/12             100
            Bexar County Housing Finance Corp. MFH RB,
      900      Series 1988A (CRE)                                3.60         8/01/06             900
      300      Series 1988B (CRE)                                3.60         6/01/05             300
      100   Desoto IDA RB, Series 1989 (CRE)                     3.50        12/01/16             100
      100   Euless IDA RB, Series 1985 (CRE)                     3.50        12/01/15             100
    5,300   Gulf Coast IDA RB, Series 1989 (CRE)                 3.55        11/01/19           5,300
    1,200   Harris County Housing Finance Corp. MFH RB,
               Series 1988A (CRE)                                3.60         6/01/05           1,200
    2,500   Lubbock Health Facilities Development Corp. RB,
               Series 1992 (CRE)                                 3.60        10/01/13           2,500
    2,500   Metropolitan Higher Education Auth. RB,
               Series 1984 (CRE)                                 3.70        12/01/04           2,500
      170   North Central Texas Health Facilities
               Development Corp. RB, Series 1989 (CRE)           3.55        12/01/98             170
      100   Port Corpus Christi Auth. RB, Series 1984 (CRE)      3.35         9/01/14             100
            Tarrant County Housing Finance Corp. MFH RB,
    7,900      Series 1985 (CRE)                                 3.60        12/01/25           7,900
   13,975      Series 1994 (CRE)                                 3.70        11/01/07          13,975
    2,575   Travis County Housing Finance Corp. MFH RB,
               Series 1985 (CRE)                                 3.60        12/01/07           2,575
            Utah
    8,200   Ogden City IDA RB, Series 1986 (CRE)                 4.00         9/01/13           8,200
    3,800   Provo Housing MFH RB, Series 1987A (CRE)             3.60        12/01/10           3,800
            Virginia
      350   Chesterfield County IDA PCRB, Series 1993            3.65         8/01/09             350
    3,600   Chesterfield County IDA RB, Series 1989 (CRE)        3.53         2/01/03           3,600
    3,955   Fairfax County American College of Radiology RB,
               Series 1990 (CRE)                                 3.50         2/01/11           3,955
    2,695   Fauquier County IDA RB, Series 1994 (CRE)            3.50        12/01/14           2,695
            Henrico County IDA RB,
    3,465      Series 1986C                                      3.45         7/15/16           3,465
      100      Series 1994 (CRE)                                 3.90         5/01/24             100
   22,100   Loudoun County IDA Residential Care Facility RB,
               Series 1994B (CRE)                                4.10        11/01/24          22,100
      800   Prince William County IDA RB,
               Series 1988 (CRE)                                 3.57         6/30/04             800
    4,920   Richmond Redevelopment and Housing Auth. RB,
               Series 1995 (CRE)                                 3.50         4/01/29           4,920
            Washington
    2,025   Port of Benton Economic Development Corp. RB,
               Series 1989 (CRE)                                 3.75        11/01/05           2,025
    5,100   Port Townsend IDC RB, Series 1988A (CRE)             3.55         3/01/09           5,100
    2,073   Seattle IDA RB, Series 1989-I, Lot 1 (CRE)           3.75         8/01/04           2,073
    8,000   Student Loan Finance Association RB,
               Series 1985-2nd (CRE)                             3.55         1/01/01           8,000
            West Virginia
    5,480   Cabell County Nursing and Rehabilitation
               Facilities RB, Series 1993 (CRE)                  3.55        10/01/10           5,480
------------------------------------------------------------------------------------------------------

            Total variable rate demand notes (cost: $809,733)                                 809,733
------------------------------------------------------------------------------------------------------



                                             Put Bonds (21.3%)
            Arkansas
    3,000   Development Finance Auth. SFH RB,
               Series 1996G                                      3.70         7/01/17           3,000
            California
            Higher Education Loan Auth. RB,
   20,825      Series 1987A (CRE)                                3.70         6/01/01          20,825
   14,000      Series 1987B (CRE)                                3.95         7/01/02          14,000
    5,000      Series 1992D (CRE)                                4.00         4/01/00           5,000
   25,000   Student Education Loan Marketing Corp. RB,
               Series 1993A (CRE)                                3.85        11/01/02          25,000
            Connecticut
    3,000   Development Auth. Airport Facility RB,
               Series 1993A (CRE)                                5.80        10/01/25           3,023
            Florida
    4,200   Sarasota County Public Hospital District
               Hospital RB, Series 1985C (CRE)                   3.55        10/02/20           4,200
            St. Lucie County PCRB,
   22,000      Series 1992                                       3.50         5/01/27          22,000
    1,500      Series 1994B                                      3.50         7/01/29           1,500
            Illinois
    3,500   Chicago GO, Series 1994C (CRE)                       3.60        10/31/99           3,500
            Health Facilities Auth. RB,
    7,000      Series 1985B                                      3.75         8/15/15           7,000
    8,000      Series 1990A (CRE)                                3.50         2/01/19           8,000
   14,000      Series 1992                                       3.70         1/01/26          14,000
   20,000      Series 1995                                       3.75         6/01/30          20,000
    8,000      Series 1996                                       3.95         8/15/30           8,000
            Kentucky
    5,500   Lexington-Fayette Urban County RB,
               Series 1987 (CRE)                                 3.65         4/01/15           5,500
            Massachusetts
   19,600   Boston Univ. Health and Educational
               Facilities Auth. RB, Series 1985H (CRE)           3.50        12/01/29          19,600
            Minnesota
   10,305   State Housing Finance Agency, Series 1995K           3.60         1/01/17          10,305
            Missouri
            Environmental Improvement and Energy
               Resources Auth. PCRB,
   11,000      Series 1984 (CRE)                                 3.65         6/01/14          11,000
    5,000      Series 1984A (CRE)                                3.65         6/01/14           5,000
    3,645      Series 1985A (CRE)                                3.35         6/01/15           3,645
            Montana
   10,000   Board of Investments Municipal Finance
               Consolidation Act Bonds, Series 1997              3.65         3/01/17          10,000
            New Hampshire
            Higher Educational and Health Facilities Auth. RB,
    4,965      Series 1985                                       3.80         6/01/25           4,965
    1,000      Series 1996                                       3.80         6/01/19           1,000
            Pennsylvania
    6,360   Ferguson Industrial and Commercial
               Development Auth. RB, Series 1981                 4.00        11/01/06           6,360
            Philadelphia GO CP,
    2,500      Series 1990 (CRE)                                 3.50         8/01/20           2,500
   48,600      Series 1990 (CRE)                                 3.30         8/01/20          48,600
      840   Philadelphia IDA IDRB, Series 1981                   4.00        11/01/06             840
    1,010   Philadelphia IDA PCRB, Series 1981                   4.00        11/01/06           1,010
            Texas
    4,700   Matagorda County Hospital District RB,
               Series 1988 (CRE)                                 3.80         8/01/18           4,700
   10,600   Tyler Health Facilities Development Corp.
               Hospital RB, Series 1993C (CRE)                   3.50         4/03/97          10,600
            West Virginia
   19,500   Grant County PCRB, Series 1994                       3.45         9/01/24          19,500
            Wisconsin
    6,500   Health and Educational Facilities Auth. RB,
               Series 1988A (CRE)                                3.30         3/01/17           6,500
            Wyoming
    2,225   Rock Springs IDRB, Series 1992 (CRE)                 3.60         3/01/02           2,225
---------------------------------------------------------------------------------------------------------

            Total put bonds (cost: $332,898)                                                  332,898
---------------------------------------------------------------------------------------------------------



                                                    Fixed Rate Instruments (26.3%)
            California
 $ 11,400   Coast Community College District TRAN,
               Series 1996                                       4.50%        8/28/97     $    11,428
   10,000   Long Beach GO TRAN, Series 1996-97                   4.75        10/09/97          10,038
   15,000   Los Angeles County GO TRAN,
               Series 1996A (CRE)                                4.50         6/30/97          15,024
    9,735   San Francisco Unified School Dist. TRAN              4.50         7/24/97           9,750
            Connecticut
   27,500   Mashantucket (Western) Pequot Tribe CP,
               Series 1996 (CRE)                                 3.50         4/10/97          27,500
            Florida
    3,000   Department of Natural Resources Preservation RB,
               Series 1992A (CRE)                                5.75         7/01/97           3,016
    5,000   Local Government Finance Commission Pooled
               CP Notes, Series 1995A (CRE)                      3.45         5/13/97           5,000
    6,080   Sunshine State Government Financing
               Commission CP Notes                               3.50         6/12/97           6,080
    7,000   Sunshine State Government Financing
               Commission CP Notes                               3.45         6/12/97           7,000
            Georgia
    5,500   Burke County Development Auth. PCRB,
               Series 1997A (CRE)                                3.60        12/01/97           5,500
    1,870   Municipal Electric Auth. RB, Series A (CRE)          5.50         1/01/98           1,894
            Indiana
    9,500   Metropolitan School District of Washington
               Township Loan Warrants, Series 1997               4.00         6/30/97           9,510
            Iowa
   15,000   State School Cash Anticipation Program Warrants,
               Series B (CRE)                                    4.25         1/30/98          15,039
            Kansas
   10,880   Development Finance Auth. RB, Series 1996K-1         3.85        10/01/97          10,880
            Kentucky
    4,200   Jefferson County Board of Education RN               3.97         6/30/97           4,201
            Louisiana
    4,000   Public Facilities Auth. Notes, Series 1996B          4.50         9/24/97           4,011
            Maine
    6,000   Cumberland County GO TAN                             4.25        12/31/97           6,023
            Massachusetts
    5,500   Fall River GO BAN, Series 1996C (CRE)                4.50         8/15/97           5,511
   17,785   Georgetown GO BAN (CRE)                              3.73         6/12/97          17,785
    5,000   Methuen GO BAN                                       4.00        12/18/97           5,009
    6,000   Springfield GO BAN (CRE)                             4.10         6/27/97           6,008
    2,000   Springfield GO BAN (CRE)                             4.60         7/11/97           2,004
    5,000   Springfield GO BAN (CRE)                             4.10        11/21/97           5,012
            Minnesota
    2,105   Fridley ISD Number 014 GO, Series 1997 (CRE)         3.85         2/07/98           2,110
    3,900   School District Tax and Aid TAN,
               Series 1987A (CRE)                                3.75         2/13/98           3,902
            Missouri
    2,160   Independence School District TRAN, Series 1996       3.88         8/15/97           2,162
            State Health and Educational Facilities Auth. RB,
   11,600      Series 1996C                                      4.50         9/08/97          11,629
    1,255      Series 1996G                                      4.50         9/08/97           1,258
    3,750      Series 1996J                                      4.50         9/08/97           3,759
            New Jersey
   10,000   Jersey City School Promissory Notes                  4.13         3/06/98          10,034
    5,061   Orange Township GO TAN, Series 1996G (CRE)           4.97         7/01/97           5,076
            New York
   20,000   New York City GO RAN, Series 1997A                   4.50         4/15/97          20,006
   15,000   New York City Municipal Water Finance Auth.
               CP Notes, Series 1994C (CRE)                      3.45         4/01/97          15,000
    5,000   Oneida County GO BAN, Series 1996D (CRE)             4.25         5/09/97           5,002
            Ohio
   16,600   Dublin School District GO, Series 1996               4.00         6/10/97          16,616
    2,180   Mason City School District GO BAN,
               Series 1997A                                      4.15         3/20/98           2,189
            Pennsylvania
    3,500   Berks County GO TRAN, Series 1997 (CRE)              4.38        12/31/97           3,518
   14,950   Commonwealth GO TAN, Series 1996-97                  4.50         6/30/97          14,977
            Rhode Island
    2,000   Housing and Mortgage Finance Corp. MFH RB,
               Series 1995A (CRE)                                4.60         7/01/97           2,004
            South Carolina
    2,910   Piedmont Municipal Power Agency RB,
               Series B (CRE)                                    5.00         1/01/98           2,936
    3,500   Spartanburg County School District 6 GO              4.75         4/01/98           3,531 (c)
            Texas
            San Antonio Electric and Gas CP,
   12,000      Series 1996A                                      3.45         5/01/97          12,000
   17,800      Series 1996A                                      3.50         5/22/97          17,800
   27,000   State GO TRAN                                        4.75         8/29/97          27,088
            Washington
            King County Sewer CP,
   10,000      Series 1996A                                      3.40         4/10/97          10,000
    6,500      Series 1996A                                      3.50         6/10/97           6,500
    2,000   Seattle GO, Series 1996E                             3.60        10/01/97           2,000
            Wisconsin
   17,800   Waukesha ISD TRAN                                    4.15         8/22/97          17,810
---------------------------------------------------------------------------------------------------------

            Total fixed rate instruments (cost: $412,130)                                     412,130
---------------------------------------------------------------------------------------------------------

            Total investments (cost: $1,554,761)                                          $ 1,554,761
=========================================================================================================



                                     Portfolio Summary By Industry
                                     -----------------------------

                         General Obligations                             14.8%
                         Multi-Family Housing                            14.7
                         Electric Power                                  13.9
                         Education                                       10.6
                         Hospitals                                        9.8
                         Finance - Municipal                              3.5
                         Buildings                                        2.8
                         Retirement Homes                                 2.7
                         Student Loan                                     2.5
                         Community Service                                2.2
                         Manufacturing - Diversified Industries           1.9
                         Gaming Companies                                 1.8
                         Special Assessment/Tax/Fee                       1.8
                         Airports                                         1.7
                         Hotel/Motel                                      1.3
                         Nursing Care                                     1.3
                         Sewer                                            1.1
                         Gas Utilities                                    1.0
                         Water/Sewer                                      1.0
                         Other                                            8.9
                                                                         ----
                         Total                                           99.3%
                                                                         ====


                                      Portfolio Summary By State
                                      --------------------------
Alabama                  .6%           Alaska                    .5%         Arizona               4.0%
Arkansas                 .2            California               8.7          Colorado              2.2
Connecticut             1.9            Delaware                  .1          Florida               8.0
Georgia                 3.9            Illinois                 5.4          Indiana                .6
Iowa                    1.0            Kansas                    .9          Kentucky              4.5
Louisiana               3.7            Maine                     .4          Maryland              1.2
Massachusetts           3.9            Michigan                  .4          Minnesota             2.3
Mississippi              .3            Missouri                 4.3          Montana                .6
New Hampshire            .5            New Jersey               1.4          New Mexico            1.3
New York                2.9            Ohio                     2.0          Oklahoma               .9
Oregon                   .7            Pennsylvania            11.8          Rhode Island           .1
South Carolina          1.1            Tennessee                 .9          Texas                 7.0
Utah                     .8            Virginia                 2.7          Washington            2.3
West Virginia           1.6            Wisconsin                1.6          Wyoming                .1
                                                                                                  ----
                                                                             Total                99.3%
                                                                                                  ====


Notes to Portfolios of Investments in Securities

March 31, 1997


General Notes
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

Portfolio Description Abbreviations
         BAN      Bond Anticipation Notes                     ISD      Independent School District
         COP      Certificate of Participation                MFH      Multi-Family Housing
         CP       Commercial Paper                            PCRB     Pollution Control
         CRE      Credit Enhanced                                        Revenue Bond
         GO       General Obligation                          RAN      Revenue Anticipation Note
         IDA      Industrial Development                      RB       Revenue Bond
                    Authority/Agency                          RN       Revenue Notes
         IDB      Industrial Development Board                SFH      Single-Family Housing
         IDC      Industrial Development                      TAN      Tax Anticipation Notes
                    Corporation                               TRAN     Tax Revenue Anticipation Notes
         IDRB     Industrial Development Revenue Bond

Specific Notes
(a) Prerefunded to various dates prior to maturity at the call price.
(b) Zero Coupon security. Rate represents the effective yield at date of purchase. For the Long-Term, Intermediate-Term, and Short-Term Funds, these securities represented 1.3%, 8.9%, and 1.9% of the Funds' net assets, respectively.
(c) At March 31, 1997, the cost of securities purchased on a delayed delivery basis for the Long-Term and Tax Exempt Money Market Funds was $26,112,500 and $3,530,590, respectively.
(d) Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.
(e) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. These securities represented .6% and 2.6% of the Intermediate-Term and Short-Term Funds' net assets, respectively.
(f) This security was purchased within the terms of a private placement memorandum and is subject to a seven day demand feature. Under procedures adopted by the Board of Directors, the Manager has determined that this security is liquid. At March 31, 1997, this security represented 4.5% of the Tax Exempt Money Market Fund's net assets.

See accompanying notes to financial statements.



Statements of Operations
(In Thousands)


Year ended March 31, 1997

                                           Long-Term     Intermediate-     Short-Term       Tax-Exempt
                                              Fund         Term-Fund           Fund            Fund
                                              ----         ---------           ----            ----
Net investment income:
   Interest income                        $  116,511       $ 101,672        $  39,145       $  54,724
                                          ----------       ---------        ---------       ---------
   Expenses:
      Management fees                          5,168           4,724            2,188           4,208
      Transfer agent's fees                    1,032           1,038              617             966
      Custodian's fees                           235             244              170             349
      Postage                                     66              68               66             122
      Shareholder reporting fees                  41              39               42              78
      Directors' fees                              4               4                4               4
      Registration fees                          130              41               31              93
      Audit fees                                  30              30               30              30
      Legal fees                                   5               5                5               5
      Other                                       79              56               29              52
                                           ---------       ---------        ---------       ---------
         Total expenses                        6,790           6,249            3,182           5,907
                                           ---------       ---------        ---------       ---------
            Net investment income            109,721          95,423           35,963          48,817
                                           ---------       ---------        ---------       ---------

Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                 4,215           3,806             (208)             -
      Change in net unrealized
         appreciation/depreciation             3,331          (4,710)            (453)             -
                                           ---------       ---------        ---------       ---------

            Net realized and
               unrealized gain (loss)          7,546            (904)            (661)             -
                                           ---------       ---------        ---------       ---------

Increase in net assets resulting
   from operations                        $  117,267       $  94,519        $  35,302       $  48,817
                                          ==========       =========        =========       =========


See accompanying notes to financial statements.


Statements of Changes in Net Assets
(In Thousands)

Years ended March 31,



                                                                           Long-Term                   Intermediate-Term
                                                                              Fund                            Fund
                                                                              ----                            ----
                                                                     1997              1996           1997            1996
                                                                     ----              ----           ----            ----
From operations:
   Net investment income                                        $    109,721       $    109,524    $   95,423    $     89,712
   Net realized gain (loss) on investments                             4,215             11,015         3,806           2,066
   Change in net unrealized appreciation/depreciation
      of investments                                                   3,331             18,365        (4,710)         30,639
                                                                ------------       ------------    ----------    ------------
      Increase in net assets resulting from operations               117,267            138,904        94,519         122,417
                                                                ------------       ------------    ----------    ------------
Distributions to shareholders from:
   Net investment income                                            (109,721)          (109,524)      (95,423)        (89,712)
                                                                ------------       ------------    ----------    ------------
From capital share transactions:
   Proceeds from shares sold                                         683,750            688,986       236,450         267,168
   Shares issued for dividends reinvested                             77,355             78,174        73,396          69,222
   Cost of shares redeemed                                          (750,331)          (767,067)     (243,297)       (238,806)
                                                                ------------       ------------    ----------    ------------
      Increase (decrease) in net assets from
         capital share transactions                                   10,774                 93        66,549          97,584
                                                                ------------       ------------    ----------    ------------
Net increase (decrease) in net assets                                 18,320             29,473        65,645         130,289
Net Assets:
   Beginning of period                                             1,804,116          1,774,643     1,660,039       1,529,750
                                                                ------------       ------------    ----------    ------------
   End of period                                                $  1,822,436       $  1,804,116    $1,725,684    $  1,660,039
                                                                ============       ============    ==========    ============
Change in shares outstanding:
   Shares sold                                                        51,727             51,936        18,461          20,825
   Shares issued for dividends reinvested                              5,837              5,894         5,731           5,391
   Shares redeemed                                                   (56,684)           (57,756)      (19,015)        (18,618)
                                                                ------------       ------------    ----------    ------------
      Increase (decrease) in shares outstanding                          880                 74         5,177           7,598
                                                                ============       ============    ==========    ============
Authorized shares of $.01 par value                                  175,000            175,000       170,000         170,000
                                                                ============       ============    ==========    ============

Statements of Changes in Net Assets (Continued)
(In Thousands)

Years ended March 31,



                                                                           Short-Term                      Tax-Exempt
                                                                              Fund                      Money MarketFund
                                                                              ----                      ----------------
                                                                     1997              1996           1997            1996
                                                                     ----              ----           ----            ----

From operations:
   Net investment income                                        $   35,963         $     36,945    $     48,817  $    52,132
   Net realized gain (loss) on investments                            (208)                 205            -            -
   Change in net unrealized appreciation/depreciation
      of investments                                                  (453)               7,788            -            -
                                                                ----------         ------------    ------------  -----------
      Increase in net assets resulting from operations              35,302               44,938          48,817       52,132
                                                                ----------         ------------    ------------  -----------
Distributions to shareholders from:
   Net investment income                                           (35,963)             (36,945)        (48,817)     (52,132)
                                                                ----------         ------------    ------------  -----------
From capital share transactions:
   Proceeds from shares sold                                       274,306              255,280       1,866,489    1,826,253
   Shares issued for dividends reinvested                           29,997               31,024          45,985       49,039
   Cost of Shares redeemed                                        (272,765)            (321,434)     (1,876,016)  (1,802,863)
                                                                ----------         ------------    ------------  -----------
      Increase (decrease) in net assets from
         capital share transactions                                 31,538              (35,130)         36,458       72,429
                                                                ----------         ------------    ------------  -----------
Net increase (decrease) in net assets                               30,877              (27,137)         36,458       72,429
Net assets:
   Beginning of period                                             774,020              801,157       1,529,176    1,456,747
                                                                ----------         ------------    ------------  -----------
   End of period                                                $  804,897         $    774,020    $  1,565,634    1,529,176
                                                                ==========         ============    ============  ===========
Change in shares outstanding:
   Shares sold                                                      25,924               24,121       1,866,489    1,826,253
   Shares issued for dividends reinvested                            2,835                2,931          45,985       49,039
   Shares redeemed                                                 (25,787)             (30,390)     (1,876,016)  (1,802,863)
                                                                ----------         ------------    ------------  -----------
      Increase (decrease) in shares outstanding                      2,972               (3,338)         36,458       72,429
                                                                ==========         ============    ============  ===========
Authorized shares of $.01 par value                                135,000              135,000       2,600,000    2,600,000
                                                                ==========         ============    ============  ===========


See accompanying notes to financial statements.





Notes to Financial Statements


March 31, 1997


(1)   Summary of Significant Accounting Policies
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation -- Investments in the Long-Term, Intermediate-Term, and Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the Tax Exempt Money Market Fund, are stated at amortized cost which approximates market value.

B. Federal taxes -- Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the bonds.

D. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)   Lines of Credit
The Funds participate with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 13, 1998, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, each Fund may borrow up to a maximum of 15% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. During the year ended March 31, 1997, the Long-Term Fund had eight borrowings, averaging $10.6 million with an average length of two days, and incurred $18,666 in interest expense; the Intermediate-Term Fund had one borrowing (for one day) and incurred $194 in interest expense. The Short-Term and Tax Exempt Money Market Funds had no borrowings under either of these agreements during the year.

(3)   Distributions
Net investment income is accrued daily as dividends and distributed to shareholders monthly. All net investment income available for distribution was distributed at March 31, 1997.

Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 1997, the Long-Term, Intermediate-Term, and Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately $47,125,000, $3,029,000, and $3,608,000, respectively, which, if not offset by subsequent capital gains will expire between 2000-2005. It is unlikely that the Board of Directors of the Company will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

The Funds completed their fiscal year on March 31, 1997. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires each Fund to notify its shareholders after the close of its taxable year as to what portion of its earnings was exempt from federal taxation and dividend distributions which represent long-term capital gains. The net investment income earned and distributed by each of the Funds was 100% tax exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 1997.

(4)   Investment Transactions
Purchases and sales/maturities of securities, excluding short-term securities, for the year ended March 31, 1997 were as follows:

                   Long-Term          Intermediate-            Short-Term
                     Fund               Term Fund                 Fund
                     ----               ---------                 ----
Purchases        $758,584,872         $423,780,935            $183,037,182
Sales            $738,166,478         $382,628,349            $171,750,614

Purchases and sales/maturities of securities for the year ended March 31, 1997 for the Tax Exempt Money Market Fund were $5,275,022,000 and $5,235,748,100, respectively.

Gross unrealized appreciation and depreciation of investments at March 31, 1997 was as follows:

                   Long-Term         Intermediate-             Short-Term
                     Fund              Term Fund                  Fund
                     ----              ---------                  ----
Appreciation     $91,669,915          $57,017,876             $6,455,277
Depreciation      (7,916,365)          (4,324,798)              (736,228)
                 -----------          -----------              ---------
    Net          $83,753,550          $52,693,078             $5,719,049
                 ===========          ===========             ==========


(5)   Transactions with Manager
A. Management fees -- The investment policies of the Funds and the management of the Funds' portfolios are carried out by USAA Investment Management Company (the Manager). Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(6)   Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 1997, the Association and its affiliates owned 4,444,268 shares (3.3%) of the Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.


Long-Term Fund

March 31, 1997

(7) Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:


                                                          Year Ended March 31,
                                     --------------------------------------------------------------
                                     1997          1996           1995          1994           1993
                                     ----          ----           ----          ----           ----
Net asset value at
   beginning of period           $     13.17   $      12.96   $      13.20   $     14.21   $      13.54
Net investment income                    .79            .79            .79           .81            .88
Net realized and
   unrealized gain (loss)                .05            .21           (.16)         (.44)           .75
Distributions from net
   investment income                    (.79)          (.79)          (.78)         (.82)          (.88)
Distributions of realized
   capital gains                          -              -            (.09)         (.56)          (.08)
                                 -----------   ------------   ------------   -----------   ------------
Net asset value at
   end of period                 $     13.22   $      13.17   $      12.96   $     13.20   $      14.21
                                 ===========   ============   ============   ===========   ============
Total return (%) *                      6.51           7.88           5.07          2.36          12.46
Net assets at end
   of period (000)               $ 1,822,436   $  1,804,116   $  1,774,643   $ 1,831,693   $  1,882,882
Ratio of expenses to
   average net assets (%)                .37            .37            .38           .38            .39
Ratio of net investment
   income to average
   net assets (%)                       5.95           5.99           6.23          5.69           6.35
Portfolio turnover (%)                 40.78          53.25          64.72        109.28          88.27



 * Assumes reinvestment of all dividend income and capital gains distributions during the period.



Intermediate-Term Fund

March 31, 1997

(7) Financial Highlights (Continued)
Per share operating performance for a share outstanding throughout each period is as follows:



                                                          Year Ended March 31,
                                     --------------------------------------------------------------
                                     1997          1996           1995          1994           1993
                                     ----          ----           ----          ----           ----
Net asset value at
   beginning of period           $     12.77   $      12.50   $      12.48   $     12.90   $      12.29
Net investment income                    .72            .71            .69           .69            .74
Net realized and
   unrealized gain (loss)                 -             .27            .05          (.29)           .61
Distributions from net
   investment income                    (.72)          (.71)          (.69)         (.69)          (.74)
Distributions of realized
   capital gains                          -              -            (.03)         (.13)            -
                                 -----------   ------------   ------------   -----------   ------------
Net asset value at
   end of period                 $     12.77   $      12.77   $      12.50   $     12.48   $      12.90
                                 ===========   ============   ============   ===========   ============
Total return (%) *                      5.80           7.97           6.16          3.06          11.29
Net assets at end
   of period (000)               $ 1,725,684   $  1,660,039   $  1,529,750   $ 1,559,183   $  1,374,159
Ratio of expenses to
   average net assets (%)                .37            .38            .40           .40            .42
Ratio of net investment
   income to average
   net assets (%)                       5.65           5.54           5.63          5.30           5.85
Portfolio turnover (%)                 23.05          27.51          27.26         69.45          74.02



* Assumes reinvestment of all dividend income and capital gains distributions during the period.


Short-Term Fund

March 31, 1997


(7) Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:

                                                          Year Ended March 31,
                                     --------------------------------------------------------------
                                     1997          1996           1995          1994           1993
                                     ----          ----           ----          ----           ----
Net asset value at
   beginning of period           $     10.57   $      10.47   $      10.48   $     10.63   $      10.48
Net investment income                    .49            .50            .47           .45            .50
Net realized and
   unrealized gain (loss)                 -             .10           (.01)         (.15)           .15
Distributions from net
   investment income                    (.49)          (.50)          (.47)         (.45)          (.50)
                                 -----------   ------------   ------------   -----------   ------------
Net asset value at
   end of period                 $     10.57   $      10.57   $      10.47   $     10.48   $      10.63
                                 ===========   ============   ============   ===========   ============
Total return (%) *                      4.70           5.83           4.51          2.87           6.37
Net assets at end
   of period (000)               $   804,897   $    774,020   $    801,157   $   995,624   $    862,182
Ratio of expenses to
   average net assets (%)                .41            .42            .42           .43            .43
Ratio of net investment
   income to average
   net assets (%)                       4.60           4.73           4.50          4.25           4.75
Portfolio turnover (%)                 27.67          35.99          32.61        101.67         138.20



* Assumes reinvestment of all dividend income distributions during the period.



Tax Exempt Money Market Fund

March 31, 1997


(7) Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:

                                                          Year Ended March 31,
                                     --------------------------------------------------------------
                                     1997          1996           1995          1994           1993
                                     ----          ----           ----          ----           ----
Net asset value at
   beginning of period           $      1.00   $       1.00   $       1.00   $      1.00   $       1.00
Net investment income                    .03            .04            .03           .02            .03
Distributions from net
   investment income                    (.03)          (.04)          (.03)         (.02)          (.03)
                                 -----------   ------------   ------------   -----------   ------------
Net asset value at
   end of period                 $      1.00   $       1.00   $       1.00   $      1.00   $       1.00
                                 ===========   ============   ============   ===========   ============
Total return (%) *                      3.30           3.65           2.98          2.31           2.89
Net assets at end
   of period (000)               $ 1,565,634   $  1,529,176   $  1,456,747   $ 1,569,760   $  1,501,098
Ratio of expenses to
   average net assets (%)                .39            .40            .39           .40            .40
Ratio of net investment
   income to average
   net assets (%)                       3.25           3.59           2.93          2.29           2.85



* Assumes reinvestment of all dividend income distributions during the period.